Vanguard® Global Credit Bond Fund
Schedule of Investments (unaudited)
As of January 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (2.0%)
[1]	United States Treasury Note/Bond	1.250%	5/15/2050	2,630	1,255
[2]	United States Treasury Note/Bond	1.625%	11/15/2050	2,500	1,307
[1]	United States Treasury Note/Bond	2.000%	11/15/2041	1,992	1,385
[1]	United States Treasury Note/Bond	2.375%	11/15/2049–5/15/2051	3,419	2,160
[2,3]	United States Treasury Note/Bond	2.875%	5/15/2049–5/15/2052	3,149	2,231
[1,3]	United States Treasury Note/Bond	4.125%	11/30/2029–8/15/2044	2,941	2,885
[1,2]	United States Treasury Note/Bond	4.375%	8/15/2043	2,282	2,172
[1]	United States Treasury Note/Bond	4.625%	5/15/2044	1,360	1,330
[2,3]	United States Treasury Note/Bond	4.750%	2/15/2045	3,241	3,211
[1]	United States Treasury Note/Bond	5.000%	5/15/2045	1,311	1,339
Total U.S. Government and Agency Obligations (Cost $19,464)					19,275
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
United States (0.0%)
[4]	CD Mortgage Trust Series 2018-CD7	4.838%	8/15/2051	50	47
[4,5]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/2034	100	100
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $148)					147
Corporate Bonds (72.2%)
Australia (8.7%)
[4,6]	AGI Finance Pty Ltd.	6.109%	6/28/2030	2,560	1,837
[4,6]	AGI Finance Pty Ltd.	4.832%	9/25/2031	3,000	2,028
[7]	Amcor UK Finance plc	3.750%	2/20/2033	1,500	1,776
[4,6]	Aurizon Finance Pty Ltd.	3.000%	3/9/2028	7,170	4,788
[4,6]	Aurizon Network Pty Ltd.	2.900%	9/2/2030	2,000	1,238
[4,6]	Aurizon Network Pty Ltd.	6.100%	9/12/2031	890	629
[4,6]	Ausgrid Finance Pty Ltd.	1.814%	2/5/2027	2,150	1,455
[4,6]	Ausgrid Finance Pty Ltd.	5.408%	3/28/2031	5,000	3,480
[4,6]	AusNet Services Holdings Pty Ltd.	2.600%	7/31/2029	2,370	1,517
[5]	Australia & New Zealand Banking Group Ltd.	6.742%	12/8/2032	320	353
[4,6,8]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.350%	6.003%	5/16/2033	5,000	3,590
[4,6,8]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 1.950%	5.677%	1/16/2034	1,625	1,161
[4,6,8]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 1.520%	5.245%	1/15/2035	3,000	2,119
[4,6]	Australian Gas Networks Ltd.	2.149%	4/28/2028	400	262
[4,6]	BWP Property Group Ltd.	3.300%	4/10/2026	1,460	1,016
[4,7]	CIMIC Finance Ltd.	1.500%	5/28/2029	4,800	5,381
[4,6]	Coles Group Treasury Pty Ltd.	2.100%	8/27/2030	470	286
[4,6,8]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 2.700%	6.345%	11/9/2032	5,000	3,591
[4,6,8]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.700%	5.415%	9/12/2035	5,000	3,564
[4,6]	GAIF Bond Issuer Pty Ltd.	4.742%	6/3/2030	7,000	4,810
[5]	Glencore Finance Canada Ltd.	5.550%	10/25/2042	35	34
[5]	Glencore Funding LLC	6.125%	10/6/2028	120	126
[5]	Glencore Funding LLC	5.700%	5/8/2033	58	61
[5]	Glencore Funding LLC	5.673%	4/1/2035	1,210	1,267
[4,6,8]	ING Bank Australia Ltd., 3M Australian Bank Bill Rate + 0.800%	4.512%	6/13/2028	2,970	2,077
[4,6]	Lonsdale Finance Pty Ltd.	5.500%	11/19/2031	2,500	1,747
[5]	Macquarie Bank Ltd.	3.624%	6/3/2030	80	76
[6,8]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 1.950%	5.619%	3/1/2034	2,870	2,048
[5]	Macquarie Group Ltd.	4.098%	6/21/2028	330	330
[5]	National Australia Bank Ltd.	2.990%	5/21/2031	250	230
[4,6]	Network Finance Co. Pty Ltd.	2.579%	10/3/2028	760	497
[4,6]	Pacific National Finance Pty Ltd.	5.400%	5/12/2027	1,190	825
[4,6]	Pacific National Finance Pty Ltd.	3.700%	9/24/2029	1,500	959
[4,6]	Perth Airport Pty Ltd.	5.600%	3/5/2031	3,510	2,449
[4,6]	Qantas Airways Ltd.	3.150%	9/27/2028	1,460	969
[4,6]	Qantas Airways Ltd.	2.950%	11/27/2029	1,130	724
[4,6]	QPH Finance Co. Pty Ltd.	2.850%	1/29/2031	8,190	5,078
	Rio Tinto Finance USA Ltd.	5.200%	11/2/2040	250	249
[4,6]	Scentre Group Trust 1	5.900%	11/27/2034	3,500	2,460
[4,6]	Stockland Trust	5.420%	3/25/2032	5,000	3,465

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,6]	Sydney Airport Finance Co. Pty Ltd.	5.500%	4/23/2032	2,100	1,465
[4,6]	Sydney Airport Finance Co. Pty Ltd.	5.900%	4/19/2034	1,500	1,057
[4,6]	Victoria Power Networks Finance Pty Ltd.	5.057%	3/14/2029	1,500	1,044
[4,6]	WestConnex Finance Co. Pty Ltd.	6.150%	10/9/2030	3,380	2,410
[4,6]	Westpac Banking Corp.	5.351%	2/12/2035	4,000	2,780
	Westpac Banking Corp.	2.963%	11/16/2040	75	57
[4,6]	Woolworths Group Ltd.	1.850%	11/15/2027	2,070	1,371
[4,6]	Woolworths Group Ltd.	5.910%	11/29/2034	3,000	2,102
					82,838
Austria (1.5%)
[4,7]	Kommunalkredit Austria AG	5.250%	3/28/2029	3,300	4,114
[7]	Raiffeisen Bank International AG	2.875%	6/18/2032	8,000	9,453
[7]	Volksbank Wien AG	5.750%	6/21/2034	300	372
					13,939
Belgium (0.3%)
[4,7]	Anheuser-Busch InBev SA/NV	2.750%	3/17/2036	1,700	1,861
[4,7]	Anheuser-Busch InBev SA/NV	4.125%	5/19/2045	600	690
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/2035	240	260
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	244	251
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/2048	150	129
					3,191
Bermuda (0.7%)
[7]	Athora Holding Ltd.	6.625%	6/16/2028	3,654	4,620
[7]	Athora Holding Ltd.	5.875%	9/10/2034	1,700	2,161
	RenaissanceRe Holdings Ltd.	5.800%	4/1/2035	130	136
					6,917
Brazil (0.2%)
	Petrobras Global Finance BV	5.125%	9/10/2030	1,331	1,316
	Suzano Netherlands BV	5.500%	1/15/2036	560	557
[5]	Vale Overseas Ltd.	6.000%	2/25/2056	330	332
					2,205
Canada (0.7%)
[5]	1011778 BC ULC	3.875%	1/15/2028	28	28
[5]	1011778 BC ULC	6.125%	6/15/2029	5	5
[5]	1011778 BC ULC	5.625%	9/15/2029	3	3
[5]	Air Canada	3.875%	8/15/2026	30	30
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/2033	4	4
[5]	Bombardier Inc.	7.250%	7/1/2031	5	5
[5]	Bombardier Inc.	7.000%	6/1/2032	5	5
[5]	Bombardier Inc.	6.750%	6/15/2033	5	5
	Canadian National Railway Co.	4.400%	8/5/2052	230	195
	Canadian Natural Resources Ltd.	2.950%	7/15/2030	125	118
	Canadian Natural Resources Ltd.	6.250%	3/15/2038	140	148
	Canadian Pacific Railway Co.	4.800%	8/1/2045	60	55
	Canadian Pacific Railway Co.	3.500%	5/1/2050	146	106
	Cenovus Energy Inc.	6.750%	11/15/2039	15	17
	Cenovus Energy Inc.	5.400%	6/15/2047	30	28
	Enbridge Inc.	5.300%	4/5/2029	115	119
	Enbridge Inc.	3.125%	11/15/2029	42	40
	Enbridge Inc.	6.200%	11/15/2030	229	246
	Enbridge Inc.	6.700%	11/15/2053	140	154
	Enbridge Inc.	5.950%	4/5/2054	835	844
[5]	Garda World Security Corp.	6.500%	1/15/2031	15	15
[5]	Garda World Security Corp.	8.250%	8/1/2032	14	14
[5]	Gildan Activewear Inc.	4.700%	10/7/2030	30	30
[5]	Gildan Activewear Inc.	5.400%	10/7/2035	135	135
[5]	Hudbay Minerals Inc.	4.500%	4/1/2026	35	35
	Manulife Financial Corp.	4.986%	12/11/2035	1,000	998
[5]	NOVA Chemicals Corp.	9.000%	2/15/2030	41	44
	Nutrien Ltd.	5.800%	3/27/2053	90	90
[5]	Ontario Gaming GTA LP	8.000%	8/1/2030	5	5
	Rogers Communications Inc.	7.000%	4/15/2055	5	5
	Rogers Communications Inc.	7.125%	4/15/2055	20	21
[4]	Royal Bank of Canada	4.969%	8/2/2030	513	525
[4]	Royal Bank of Canada	4.650%	10/18/2030	600	609
	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/2055	10	11
	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/2055	5	5
	Suncor Energy Inc.	3.750%	3/4/2051	40	29

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Toronto-Dominion Bank	4.783%	12/17/2029	760	778
	TransAlta Corp.	5.875%	2/1/2034	5	5
	TransCanada PipeLines Ltd.	4.250%	5/15/2028	1,405	1,410
	TransCanada PipeLines Ltd.	6.200%	10/15/2037	80	86
					7,005
Cyprus (0.3%)
[4,7]	Bank of Cyprus Holdings plc	4.250%	9/18/2036	2,200	2,630
Denmark (0.0%)
[5]	Danske Bank A/S	5.427%	3/1/2028	200	203
France (3.5%)
[5]	BNP Paribas SA	4.792%	5/9/2029	560	566
[5]	BNP Paribas SA	5.497%	5/20/2030	300	311
[5]	BNP Paribas SA	5.283%	11/19/2030	370	381
[5]	BNP Paribas SA	5.085%	5/9/2031	840	858
[5]	BNP Paribas SA	4.916%	1/15/2034	1,485	1,477
[5]	BNP Paribas SA	5.738%	2/20/2035	150	157
[9]	BPCE SA	2.500%	11/30/2032	6,000	7,890
[4,7]	BPCE SA	4.125%	3/8/2033	2,200	2,683
[5]	BPCE SA	5.936%	5/30/2035	50	52
[7]	Coface SA	6.000%	9/22/2032	200	264
[5]	Credit Agricole SA	4.631%	9/11/2028	250	252
[7]	Edenred SE	3.625%	8/5/2032	800	952
[4,9]	Engie SA	5.750%	10/28/2050	500	638
[4,7]	ICADE	4.375%	5/22/2035	1,200	1,412
[4,7]	Imerys SA	4.000%	11/21/2032	700	833
[7]	Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal	2.125%	6/21/2052	200	211
[5]	Opal Bidco SAS	6.500%	3/31/2032	30	31
[4,7]	Renault SA	3.875%	9/30/2030	3,000	3,597
[5]	SNF Group SACA	3.125%	3/15/2027	10	10
[5]	SNF Group SACA	3.375%	3/15/2030	97	91
[5]	Societe Generale SA	2.797%	1/19/2028	540	533
[5]	Societe Generale SA	3.000%	1/22/2030	155	146
[4,7]	Societe Generale SA	5.625%	6/2/2033	500	656
[5]	Societe Generale SA	4.027%	1/21/2043	80	62
[4,7]	TotalEnergies Capital International SA	3.852%	3/3/2045	1,500	1,636
	TotalEnergies Capital SA	5.275%	9/10/2054	225	213
	TotalEnergies Capital USA LLC	4.857%	1/13/2036	1,100	1,093
[4,7]	TotalEnergies SE	1.625%	Perpetual	2,000	2,304
[4,7]	TotalEnergies SE	2.000%	Perpetual	1,960	2,298
[7]	Veolia Environnement SA	1.625%	Perpetual	600	706
[7]	Verallia SA	4.375%	11/14/2033	300	356
					32,669
Germany (4.3%)
[4,7]	Aroundtown SA	3.500%	5/13/2030	2,100	2,479
[4,7]	Aroundtown SA	3.250%	1/2/2031	1,800	2,088
[4,7]	Bayer AG	6.625%	9/25/2083	3,500	4,425
	Deutsche Bank AG	6.720%	1/18/2029	33	35
	Deutsche Bank AG	6.819%	11/20/2029	33	35
	Deutsche Bank AG	4.950%	8/4/2031	931	942
	Deutsche Bank AG	7.079%	2/10/2034	200	220
[7]	Deutsche EuroShop AG	4.500%	10/15/2030	2,000	2,412
[5]	Deutsche Telekom International Finance BV	4.875%	3/6/2042	75	69
[7]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	2.500%	1/25/2027	4,400	5,178
[4,7]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	4.875%	8/21/2030	8,800	10,801
[4,7]	Eurogrid GmbH	4.165%	10/16/2040	200	235
[4,7]	Gothaer Allgemeine Versicherung AG	5.000%	6/20/2045	1,300	1,610
[4,7]	Oldenburgische Landesbank AG	8.000%	4/24/2034	1,000	1,328
[4,7]	Oldenburgische Landesbank AG	8.500%	4/24/2034	1,500	2,017
[7]	Sudzucker International Finance BV	4.125%	1/29/2032	500	600
[4,7]	Viridium Group Sarl	4.375%	11/16/2035	300	349
[4,6]	Volkswagen Financial Services Australia Pty Ltd.	5.200%	10/16/2030	3,090	2,116
[5]	Volkswagen Group of America Finance LLC	4.450%	9/11/2027	385	386
[5]	Volkswagen Group of America Finance LLC	1.625%	11/24/2027	150	143
[7]	Volkswagen International Finance NV	3.748%	Perpetual	1,300	1,545
[7]	Wintershall Dea Finance BV	1.823%	9/25/2031	500	531
[7]	Wuestenrot & Wuerttembergische AG	2.125%	9/10/2041	300	319

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Wuestenrot & Wuerttembergische AG	4.983%	10/27/2045	800	951
[5]	ZF North America Capital Inc.	7.500%	3/24/2031	35	36
[5]	ZF North America Capital Inc.	6.875%	4/23/2032	2	2
					40,852
Greece (0.2%)
[4,7]	Eurobank SA	4.000%	2/7/2036	1,700	2,029
Hong Kong (0.0%)
[5]	Melco Resorts Finance Ltd.	6.500%	9/24/2033	5	5
Ireland (0.5%)
	AerCap Ireland Capital DAC	6.100%	1/15/2027	880	896
	AerCap Ireland Capital DAC	4.625%	10/15/2027	150	151
	AerCap Ireland Capital DAC	3.000%	10/29/2028	380	369
	AerCap Ireland Capital DAC	4.375%	11/15/2030	389	387
	AerCap Ireland Capital DAC	4.750%	1/15/2033	780	773
	AerCap Ireland Capital DAC	3.400%	10/29/2033	100	90
	AerCap Ireland Capital DAC	5.300%	1/19/2034	500	509
	AerCap Ireland Capital DAC	3.850%	10/29/2041	150	123
[5]	Flutter Treasury DAC	5.875%	6/4/2031	15	15
[5]	GGAM Finance Ltd.	8.000%	2/15/2027	7	7
[5]	GGAM Finance Ltd.	8.000%	6/15/2028	47	49
[5]	Phoenix Aviation Capital Ltd.	9.250%	7/15/2030	20	21
	Smurfit Kappa Treasury ULC	5.200%	1/15/2030	220	227
	Smurfit Kappa Treasury ULC	5.438%	4/3/2034	770	795
	Smurfit Westrock Financing DAC	5.418%	1/15/2035	262	270
	Smurfit Westrock Financing DAC	5.185%	1/15/2036	260	262
[5]	Virgin Media O2 Vendor Financing Notes VI DAC	8.500%	3/15/2033	15	15
					4,959
Israel (0.0%)
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/2026	8	8
	Teva Pharmaceutical Finance Netherlands III BV	4.750%	5/9/2027	70	70
	Teva Pharmaceutical Finance Netherlands III BV	6.000%	12/1/2032	15	16
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/2046	9	7
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/2030	10	10
					111
Italy (0.0%)
[5]	Enel Finance International NV	4.750%	5/25/2047	200	172
Japan (1.0%)
[7]	JT International Financial Services BV	3.870%	9/4/2055	2,300	2,721
[5]	Kioxia Holdings Corp.	6.250%	7/24/2030	10	10
[5]	Kioxia Holdings Corp.	6.625%	7/24/2033	7	7
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/2028	2,353	2,355
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	660	680
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/2030	600	546
	Mitsubishi UFJ Financial Group Inc.	5.057%	1/14/2037	1,595	1,592
	Mizuho Financial Group Inc.	5.667%	5/27/2029	250	259
[5]	Nissan Motor Co. Ltd.	7.750%	7/17/2032	5	5
[5]	Nissan Motor Co. Ltd.	8.125%	7/17/2035	20	21
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/2034	600	627
	Sumitomo Mitsui Financial Group Inc.	5.570%	1/15/2047	760	759
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/2040	100	77
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/2050	100	67
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/2060	200	128
					9,854
Lithuania (0.5%)
[7]	Artea Bankas AB	4.853%	12/5/2028	1,300	1,582
[7]	Artea Bankas AB	3.739%	10/7/2029	2,600	3,096
					4,678
Luxembourg (0.7%)
[4,7]	Blackstone Property Partners Europe Holdings Sarl	1.625%	4/20/2030	2,700	2,990
[7]	JAB Holdings BV	4.375%	4/25/2034	3,200	3,910
					6,900
Macao (0.0%)
[5]	MGM China Holdings Ltd.	7.125%	6/26/2031	18	19
[5]	Studio City Co. Ltd.	7.000%	2/15/2027	10	10

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Studio City Finance Ltd.	5.000%	1/15/2029	30	29
[5]	Wynn Macau Ltd.	5.625%	8/26/2028	37	37
[5]	Wynn Macau Ltd.	5.125%	12/15/2029	4	4
[5]	Wynn Macau Ltd.	6.750%	2/15/2034	16	16
					115
Malaysia (0.1%)
[4]	Petronas Capital Ltd.	3.500%	4/21/2030	215	209
[5]	Petronas Capital Ltd.	5.340%	4/3/2035	411	424
					633
Netherlands (1.7%)
[7]	ASR Nederland NV	7.000%	12/7/2043	700	984
[7]	Athora Netherlands NV	5.375%	8/31/2032	1,300	1,580
	NXP BV	5.000%	1/15/2033	310	314
[5]	Sunrise FinCo I BV	4.875%	7/15/2031	15	14
[7]	Triodos Bank NV	4.875%	9/12/2029	8,700	10,647
[4,7]	Triodos Bank NV	2.250%	2/5/2032	2,200	2,566
[5]	Trivium Packaging Finance BV	12.250%	1/15/2031	7	8
[5]	VZ Secured Financing BV	5.000%	1/15/2032	5	4
					16,117
Norway (0.9%)
[4,7]	Public Property Invest A/S	4.625%	3/12/2030	5,645	6,932
[4,7]	Public Property Invest A/S	4.375%	10/1/2032	1,600	1,916
					8,848
Poland (0.0%)
[5]	Canpack SA	3.875%	11/15/2029	37	35
Saudi Arabia (0.1%)
	Suci Second Investment Co.	4.375%	9/10/2027	865	866
South Africa (0.1%)
[4]	Bidvest Group UK plc	6.200%	9/17/2032	500	510
Spain (0.1%)
[7]	FCC Servicios Medio Ambiente Holding SA	3.715%	10/8/2031	200	239
[4,7]	Telefonica Emisiones SA	1.864%	7/13/2040	300	257
					496
Sweden (0.1%)
[4,7]	Heimstaden Bostad AB	3.750%	3/10/2031	500	591
Switzerland (2.0%)
	Credit Suisse USA LLC	7.125%	7/15/2032	350	399
[7]	ELM BV for Helvetia Schweizerische Versicherungsgesellschaft AG	3.375%	9/29/2047	2,400	2,857
[7]	Helvetia Europe SA	2.750%	9/30/2041	2,625	2,963
[4,7]	IWG US Finance LLC	6.500%	6/28/2030	2,059	2,678
[7]	IWG US Finance LLC	5.125%	5/14/2032	2,100	2,549
[5]	UBS Group AG	3.869%	1/12/2029	602	599
[5]	UBS Group AG	4.151%	12/23/2029	1,455	1,453
[5]	UBS Group AG	5.617%	9/13/2030	163	170
[5]	UBS Group AG	4.398%	9/23/2031	770	766
[5]	UBS Group AG	3.091%	5/14/2032	290	269
[5]	UBS Group AG	5.580%	5/9/2036	935	969
[5]	UBS Group AG	5.010%	3/23/2037	979	968
[5]	UBS Group AG	5.528%	5/6/2047	1,868	1,849
					18,489
Turkiye (0.1%)
[5,10]	ADM Elektrik Dagitim A/S	9.500%	2/5/2031	400	398
United Arab Emirates (0.0%)
[4]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/2034	420	380
United Kingdom (6.3%)
[5]	Ardonagh Group Finance Ltd.	8.875%	2/15/2032	2	2
	Barclays plc	5.674%	3/12/2028	560	569
	Barclays plc	4.836%	5/9/2028	300	302
	Barclays plc	4.837%	9/10/2028	177	179
	Barclays plc	7.385%	11/2/2028	600	633
	Barclays plc	4.942%	9/10/2030	1,000	1,018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7]	Barclays plc	4.616%	3/26/2037	800	983
	Barclays plc	3.330%	11/24/2042	200	153
	BAT Capital Corp.	3.557%	8/15/2027	235	234
	BAT Capital Corp.	2.259%	3/25/2028	1,930	1,861
	BAT Capital Corp.	2.726%	3/25/2031	75	69
	BAT Capital Corp.	4.742%	3/16/2032	1,605	1,617
	BAT Capital Corp.	4.390%	8/15/2037	560	514
	BAT Capital Corp.	7.079%	8/2/2043	165	185
	BAT Capital Corp.	4.540%	8/15/2047	124	103
	BAT Capital Corp.	5.650%	3/16/2052	210	199
	BAT Capital Corp.	7.081%	8/2/2053	1,440	1,626
[4,7]	BAT International Finance plc	2.000%	3/13/2045	600	493
[5]	Belron UK Finance plc	5.750%	10/15/2029	75	76
[5]	Brightstar Lottery plc	5.750%	1/15/2033	5	5
[4,7]	British American Tobacco plc	4.200%	Perpetual	781	932
[7]	British American Tobacco plc	4.750%	Perpetual	2,400	2,870
[5]	California Buyer Ltd.	6.375%	2/15/2032	10	10
[9]	Chesnara plc	4.750%	8/4/2032	200	255
[4,9]	Close Brothers Finance plc	2.750%	10/19/2026	998	1,349
[4,9]	Close Brothers Finance plc	1.625%	12/3/2030	3,424	3,995
[9]	Close Brothers Group plc	7.750%	6/14/2028	2,424	3,516
[5]	Froneri Lux FinCo Sarl	6.000%	8/1/2032	25	25
[5]	Howden UK Refinance plc	7.250%	2/15/2031	15	16
[5]	Howden UK Refinance plc	8.125%	2/15/2032	30	31
[5,10]	Howden UK Refinance plc	8.125%	2/15/2032	10	10
	HSBC Holdings plc	5.130%	11/19/2028	444	452
[4]	HSBC Holdings plc	3.973%	5/22/2030	460	455
	HSBC Holdings plc	2.804%	5/24/2032	500	457
	HSBC Holdings plc	5.133%	11/6/2036	960	958
[4]	HSBC Holdings plc	6.500%	9/15/2037	125	135
	HSBC Holdings plc	6.332%	3/9/2044	300	327
	HSBC Holdings plc	5.250%	3/14/2044	200	195
[5]	Imperial Brands Finance plc	6.125%	7/27/2027	200	206
[5]	Imperial Brands Finance plc	4.500%	6/30/2028	530	535
[5]	Imperial Brands Finance plc	6.375%	7/1/2055	260	267
	Lloyds Banking Group plc	7.953%	11/15/2033	140	163
	Lloyds Banking Group plc	6.068%	6/13/2036	200	210
	Lloyds Banking Group plc	4.344%	1/9/2048	40	33
[4,7]	NatWest Group plc	1.043%	9/14/2032	1,000	1,157
	RELX Capital Inc.	3.000%	5/22/2030	98	93
[4,9]	Rothesay Life plc	7.734%	5/16/2033	100	152
	Santander UK Group Holdings plc	4.320%	9/22/2029	940	941
[9]	Scottish Widows Ltd.	7.000%	6/16/2043	800	1,150
[4,9]	SW Finance I plc	6.640%	3/31/2026	1,890	2,588
[4,9]	SW Finance I plc	1.625%	3/30/2027	2,864	3,762
[9]	SW Finance I plc	7.750%	10/31/2031	4,284	6,262
[4,9]	SW Finance I plc	6.875%	8/7/2032	800	1,143
[4,9]	SW Finance I plc	7.000%	4/16/2040	600	829
[4,9]	United Utilities Water Finance plc	5.750%	6/26/2036	1,300	1,785
[4,9]	United Utilities Water Finance plc	5.125%	10/6/2038	700	886
[4,9]	United Utilities Water Finance plc	5.250%	1/22/2046	1,000	1,191
[4,9]	United Utilities Water Finance plc	5.750%	5/28/2051	500	621
[9]	Utmost Group plc	4.000%	12/15/2031	300	376
	Vodafone Group plc	6.150%	2/27/2037	121	132
	Vodafone Group plc	5.625%	2/10/2053	260	250
	Vodafone Group plc	5.750%	6/28/2054	320	311
[9]	Yorkshire Water Finance plc	1.750%	11/26/2026	4,068	5,445
[4,9]	Yorkshire Water Finance plc	5.500%	4/28/2035	700	922
[4,9]	Yorkshire Water Finance plc	2.750%	4/18/2041	2,143	1,900
					60,119
United States (37.6%)
[5]	1261229 BC Ltd.	10.000%	4/15/2032	34	35
[5]	200 Park Funding Trust	5.740%	2/15/2055	470	468
	AbbVie Inc.	4.050%	11/21/2039	418	372
	AbbVie Inc.	4.250%	11/21/2049	240	198
	AbbVie Inc.	5.400%	3/15/2054	955	925
[5]	Acushnet Co.	5.625%	12/1/2033	5	5
[5]	ADT Security Corp.	5.875%	10/15/2033	15	15
[5]	Advance Auto Parts Inc.	7.000%	8/1/2030	7	7

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Advance Auto Parts Inc.	7.375%	8/1/2033	19	19
[5]	Advanced Drainage Systems Inc.	6.375%	6/15/2030	5	5
	Advanced Micro Devices Inc.	4.393%	6/1/2052	160	134
[4]	AdventHealth Obligated Group	2.795%	11/15/2051	300	187
	AEP Texas Inc.	5.450%	5/15/2029	265	275
	AEP Texas Inc.	5.400%	6/1/2033	140	144
	AEP Texas Inc.	5.850%	10/15/2055	360	354
	AEP Transmission Co. LLC	5.375%	6/15/2035	140	144
	AEP Transmission Co. LLC	4.250%	9/15/2048	100	82
[4]	AEP Transmission Co. LLC	3.650%	4/1/2050	70	52
[4]	AEP Transmission Co. LLC	2.750%	8/15/2051	100	62
	AES Corp.	5.450%	6/1/2028	77	79
	Aflac Inc.	4.750%	1/15/2049	50	44
	Agilent Technologies Inc.	4.750%	9/9/2034	155	155
	Agree LP	2.000%	6/15/2028	50	48
	Agree LP	5.625%	6/15/2034	750	784
	Air Lease Corp.	4.625%	10/1/2028	20	20
	Alabama Power Co.	5.100%	4/2/2035	390	398
	Alabama Power Co.	4.150%	8/15/2044	50	42
[5]	Albertsons Cos. Inc.	5.500%	3/31/2031	5	5
[5]	Albertsons Cos. Inc.	6.250%	3/15/2033	25	26
[5]	Albertsons Cos. Inc.	5.750%	3/31/2034	25	25
[5]	Alcon Finance Corp.	3.800%	9/23/2049	200	153
	Alexandria Real Estate Equities Inc.	4.750%	4/15/2035	100	97
	Alexandria Real Estate Equities Inc.	3.000%	5/18/2051	130	82
	Alexandria Real Estate Equities Inc.	5.150%	4/15/2053	100	89
[5]	Alliant Holdings Intermediate LLC	6.750%	4/15/2028	70	71
[5]	Alliant Holdings Intermediate LLC	7.000%	1/15/2031	3	3
[5]	Alliant Holdings Intermediate LLC	6.500%	10/1/2031	5	5
[5]	Allied Universal Holdco LLC	6.875%	6/15/2030	5	5
[4]	Allina Health System	3.887%	4/15/2049	130	100
[5]	Allison Transmission Inc.	4.750%	10/1/2027	24	24
[5]	Allison Transmission Inc.	5.875%	12/1/2033	5	5
	Ally Financial Inc.	5.737%	5/15/2029	335	344
[7]	Alphabet Inc.	4.000%	5/6/2054	500	551
	Alphabet Inc.	5.700%	11/15/2075	353	346
	Altria Group Inc.	4.875%	2/4/2028	390	397
	Altria Group Inc.	4.800%	2/14/2029	240	244
	Altria Group Inc.	2.450%	2/4/2032	165	146
	Altria Group Inc.	5.625%	2/6/2035	730	757
	Altria Group Inc.	3.400%	2/4/2041	70	54
	Altria Group Inc.	5.375%	1/31/2044	100	96
	Altria Group Inc.	5.950%	2/14/2049	100	100
	Altria Group Inc.	4.450%	5/6/2050	40	32
[5]	Alumina Pty Ltd.	6.125%	3/15/2030	5	5
[5]	Alumina Pty Ltd.	6.375%	9/15/2032	23	24
	Amazon.com Inc.	4.650%	11/20/2035	1,065	1,054
[5]	AMC Networks Inc.	10.250%	1/15/2029	15	16
	AMC Networks Inc.	4.250%	2/15/2029	5	4
[5]	AMC Networks Inc.	10.500%	7/15/2032	5	5
	Amcor Flexibles North America Inc.	4.800%	3/17/2028	660	670
	Amcor Flexibles North America Inc.	5.100%	3/17/2030	490	503
	Ameren Corp.	5.375%	3/15/2035	600	615
	Ameren Illinois Co.	4.150%	3/15/2046	75	62
	Ameren Illinois Co.	5.900%	12/1/2052	130	134
[5]	American Airlines Inc.	5.500%	4/20/2026	2	2
[5]	American Airlines Inc.	7.250%	2/15/2028	6	6
[5]	American Airlines Inc.	5.750%	4/20/2029	43	43
[5]	American Airlines Inc.	8.500%	5/15/2029	6	6
	American Axle & Manufacturing Inc.	5.000%	10/1/2029	12	12
[5]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/2028	3	3
[5]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/2029	3	3
[4]	American Electric Power Co. Inc.	6.050%	3/15/2056	270	268
	American Express Co.	5.085%	1/30/2031	780	802
	American Express Co.	4.804%	10/24/2036	860	844
	American Homes 4 Rent LP	4.950%	6/15/2030	195	198
	American Homes 4 Rent LP	5.500%	7/15/2034	1,000	1,023
	American Honda Finance Corp.	4.450%	1/8/2031	815	815
	American International Group Inc.	4.850%	5/7/2030	905	927
[5]	AmeriTex HoldCo Intermediate LLC	7.625%	8/15/2033	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amgen Inc.	6.375%	6/1/2037	460	509
	Amgen Inc.	5.150%	11/15/2041	61	59
	Amgen Inc.	5.600%	3/2/2043	250	251
	Amgen Inc.	3.375%	2/21/2050	340	242
	Amgen Inc.	5.650%	3/2/2053	385	379
	Amgen Inc.	2.770%	9/1/2053	147	88
	Amgen Inc.	5.750%	3/2/2063	76	74
[5]	Amkor Technology Inc.	5.875%	10/1/2033	5	5
	Amphenol Corp.	3.800%	11/15/2027	685	685
	Amphenol Corp.	3.900%	11/15/2028	342	342
	Amphenol Corp.	4.125%	11/15/2030	564	560
	Amphenol Corp.	4.400%	2/15/2033	1,359	1,343
	Amphenol Corp.	4.625%	2/15/2036	618	604
	Amphenol Corp.	5.300%	11/15/2055	351	336
	Amrize Finance US LLC	5.400%	4/7/2035	40	41
[5]	AmWINS Group Inc.	6.375%	2/15/2029	7	7
[5]	AmWINS Group Inc.	4.875%	6/30/2029	7	7
[5]	Antero Midstream Partners LP	6.625%	2/1/2032	5	5
[5]	Antero Midstream Partners LP	5.750%	10/15/2033	15	15
	Antero Resources Corp.	5.400%	2/1/2036	1,500	1,489
	Aon Global Ltd.	4.600%	6/14/2044	35	31
	Aon Global Ltd.	4.750%	5/15/2045	70	62
	Aon North America Inc.	5.150%	3/1/2029	510	525
	Apollo Debt Solutions BDC	6.900%	4/13/2029	112	117
	Apollo Global Management Inc.	5.150%	8/12/2035	208	207
	Apollo Global Management Inc.	5.800%	5/21/2054	489	481
	Apollo Global Management Inc.	6.000%	12/15/2054	330	329
[4]	Appalachian Power Co.	2.700%	4/1/2031	1,190	1,091
	Appalachian Power Co.	4.450%	6/1/2045	360	301
[4]	Appalachian Power Co.	4.500%	3/1/2049	30	25
[5]	Arcosa Inc.	6.875%	8/15/2032	3	3
[5]	Ardagh Metal Packaging Finance USA LLC	4.000%	9/1/2029	23	22
[5]	Ardagh Metal Packaging Finance USA LLC	6.250%	1/30/2031	15	15
	Ares Capital Corp.	5.875%	3/1/2029	150	154
	Ares Capital Corp.	5.950%	7/15/2029	444	456
	Ares Strategic Income Fund	5.700%	3/15/2028	286	290
	Ares Strategic Income Fund	6.350%	8/15/2029	41	42
	Asbury Automotive Group Inc.	4.500%	3/1/2028	46	46
[4]	Ascension Health	4.923%	11/15/2035	4,060	4,058
[5]	Ascent Resources Utica Holdings LLC	6.625%	10/15/2032	90	93
[5]	Ascent Resources Utica Holdings LLC	6.625%	7/15/2033	5	5
[5]	Asurion LLC & Asurion Co-Issuer Inc.	8.000%	12/31/2032	20	21
[5]	Asurion LLC & Asurion Co-Issuer Inc.	8.375%	2/1/2034	10	10
[10]	AT&T Inc.	4.750%	4/30/2033	1,014	1,012
	AT&T Inc.	3.500%	6/1/2041	95	75
	AT&T Inc.	4.750%	5/15/2046	70	60
	AT&T Inc.	3.500%	9/15/2053	455	304
	AT&T Inc.	3.550%	9/15/2055	213	141
	AT&T Inc.	6.050%	8/15/2056	1,282	1,283
	AT&T Inc.	3.800%	12/1/2057	451	310
	AT&T Inc.	3.650%	9/15/2059	305	201
[5]	AthenaHealth Group Inc.	6.500%	2/15/2030	40	39
	Athene Holding Ltd.	3.450%	5/15/2052	369	232
	Athene Holding Ltd.	6.250%	4/1/2054	341	332
	Athene Holding Ltd.	6.625%	10/15/2054	801	802
	Athene Holding Ltd.	6.875%	6/28/2055	885	887
[5]	Atlas Warehouse Lending Co. LP	5.250%	1/15/2033	520	521
	Atmos Energy Corp.	6.200%	11/15/2053	110	119
	Autodesk Inc.	5.300%	6/15/2035	280	285
[5]	Aviation Capital Group LLC	4.875%	1/28/2033	415	409
[5]	Axalta Coating Systems Dutch Holding B BV	7.250%	2/15/2031	5	5
[5]	Axon Enterprise Inc.	6.250%	3/15/2033	1	1
	Ball Corp.	2.875%	8/15/2030	7	6
	Ball Corp.	5.500%	9/15/2033	5	5
	Bank of America Corp.	6.204%	11/10/2028	440	456
[4]	Bank of America Corp.	3.970%	3/5/2029	200	200
[4]	Bank of America Corp.	2.087%	6/14/2029	100	96
[4]	Bank of America Corp.	3.974%	2/7/2030	300	299
[4]	Bank of America Corp.	2.592%	4/29/2031	125	117
	Bank of America Corp.	2.687%	4/22/2032	675	619

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of America Corp.	4.571%	4/27/2033	200	199
	Bank of America Corp.	5.744%	2/12/2036	1,090	1,128
[4]	Bank of America Corp.	4.078%	4/23/2040	200	177
[4]	Bank of America Corp.	2.676%	6/19/2041	560	410
	Bank of America Corp.	3.311%	4/22/2042	60	47
	Bank of New York Mellon Corp.	4.942%	2/11/2031	200	205
[4]	Bank of New York Mellon Corp.	6.474%	10/25/2034	300	334
[4]	Bank of New York Mellon Corp.	5.188%	3/14/2035	485	499
	Bank of New York Mellon Corp.	5.316%	6/6/2036	987	1,017
[5]	Bausch + Lomb Corp.	8.375%	10/1/2028	21	22
	Baxter International Inc.	4.900%	12/15/2030	405	408
[5]	Beach Acquisition Bidco LLC	10.000%	7/15/2033	5	6
	Becton Dickinson & Co.	4.874%	2/8/2029	275	281
	Becton Dickinson & Co.	4.685%	12/15/2044	36	32
	Berkshire Hathaway Energy Co.	2.850%	5/15/2051	100	62
	Berry Global Inc.	5.650%	1/15/2034	48	50
[4]	Beth Israel Lahey Health Inc.	3.080%	7/1/2051	180	117
[5]	Big River Steel LLC	6.625%	1/31/2029	42	42
	Black Hills Corp.	6.000%	1/15/2035	120	127
[5]	Blackstone Holdings Finance Co. LLC	2.000%	1/30/2032	149	128
[5]	Block Inc.	5.625%	8/15/2030	10	10
	Block Inc.	6.500%	5/15/2032	18	19
[5]	Block Inc.	6.000%	8/15/2033	5	5
[5]	Blue Racer Midstream LLC	6.625%	7/15/2026	45	45
[5]	Blue Racer Midstream LLC	7.000%	7/15/2029	77	80
[5]	Blue Racer Midstream LLC	7.250%	7/15/2032	2	2
[7]	BMS Ireland Capital Funding DAC	4.581%	11/10/2055	400	463
	Boeing Co.	6.298%	5/1/2029	2,070	2,199
	Boeing Co.	5.150%	5/1/2030	277	285
	Boeing Co.	3.625%	2/1/2031	2,001	1,929
	Boeing Co.	6.388%	5/1/2031	1,792	1,945
	Boeing Co.	6.528%	5/1/2034	810	896
	Boeing Co.	5.805%	5/1/2050	445	439
	Boeing Co.	6.858%	5/1/2054	800	902
	Boeing Co.	7.008%	5/1/2064	880	1,005
	BorgWarner Inc.	4.950%	8/15/2029	120	123
	BorgWarner Inc.	5.400%	8/15/2034	235	241
	BP Capital Markets America Inc.	3.060%	6/17/2041	169	129
	BP Capital Markets America Inc.	2.939%	6/4/2051	548	351
[4,7]	BP Capital Markets BV	0.933%	12/4/2040	4,200	3,166
	Brandywine Operating Partnership LP	8.875%	4/12/2029	15	16
	Brandywine Operating Partnership LP	6.125%	1/15/2031	5	5
[5]	Bread Financial Holdings Inc.	6.750%	5/15/2031	10	10
	Broadcom Inc.	1.950%	2/15/2028	1,160	1,117
	Broadcom Inc.	5.000%	4/15/2030	120	124
	Broadcom Inc.	4.600%	7/15/2030	1,876	1,902
	Broadcom Inc.	4.150%	11/15/2030	530	527
[5]	Broadcom Inc.	4.150%	4/15/2032	185	181
	Broadcom Inc.	4.900%	7/15/2032	907	925
[5]	Broadcom Inc.	3.187%	11/15/2036	145	123
	Broadcom Inc.	4.900%	2/15/2038	312	305
	Broadcom Inc.	5.700%	1/15/2056	371	374
	Brown & Brown Inc.	4.700%	6/23/2028	228	231
	Brown & Brown Inc.	4.900%	6/23/2030	1,500	1,520
[5]	Builders FirstSource Inc.	6.375%	3/1/2034	10	10
[5]	Builders FirstSource Inc.	6.750%	5/15/2035	15	16
[5]	Burford Capital Global Finance LLC	8.500%	1/15/2034	5	5
	Burlington Northern Santa Fe LLC	5.750%	5/1/2040	325	343
	Burlington Northern Santa Fe LLC	5.500%	3/15/2055	135	133
[5]	Cable One Inc.	4.000%	11/15/2030	9	7
[5]	Caesars Entertainment Inc.	6.500%	2/15/2032	5	5
[5]	California Resources Corp.	7.000%	1/15/2034	10	10
[5]	Calpine Corp.	4.500%	2/15/2028	21	21
	Camden Property Trust	3.350%	11/1/2049	110	77
	Capital One Financial Corp.	5.468%	2/1/2029	90	92
	Capital One Financial Corp.	6.312%	6/8/2029	226	237
	Capital One Financial Corp.	5.700%	2/1/2030	438	455
	Capital One Financial Corp.	3.273%	3/1/2030	400	388
[4]	Capital One Financial Corp.	7.624%	10/30/2031	190	213
	Capital One Financial Corp.	2.618%	11/2/2032	175	157

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Capital One Financial Corp.	5.817%	2/1/2034	500	521
	Capital One Financial Corp.	6.051%	2/1/2035	340	357
	Capital One Financial Corp.	6.183%	1/30/2036	1,359	1,407
	Capital One Financial Corp.	5.197%	9/11/2036	577	569
[10]	Capital One Financial Corp.	5.399%	1/30/2037	1,480	1,476
	Cardinal Health Inc.	5.750%	11/15/2054	785	781
	Carlyle Group Inc.	5.050%	9/19/2035	147	145
[5]	Carnival Corp.	4.000%	8/1/2028	7	7
[5]	Carnival Corp.	5.125%	5/1/2029	20	20
[5]	Carnival Corp.	5.750%	3/15/2030	20	21
[5]	Carnival Corp.	5.875%	6/15/2031	25	26
[5]	Carpenter Technology Corp.	5.625%	3/1/2034	5	5
[5]	CCO Holdings LLC	4.750%	3/1/2030	67	64
[5]	CCO Holdings LLC	4.500%	8/15/2030	90	85
[5]	CCO Holdings LLC	4.250%	2/1/2031	10	9
	CCO Holdings LLC	4.500%	5/1/2032	25	22
[5]	CCO Holdings LLC	7.000%	2/1/2033	5	5
	CDW LLC	5.100%	3/1/2030	470	479
	Cencora Inc.	2.700%	3/15/2031	230	212
	Cencora Inc.	4.300%	12/15/2047	80	67
	Centene Corp.	3.375%	2/15/2030	45	42
	CenterPoint Energy Houston Electric LLC	5.050%	3/1/2035	690	697
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/2042	65	52
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/2053	40	38
	CenterPoint Energy Inc.	5.400%	6/1/2029	1,775	1,841
	CenterPoint Energy Resources Corp.	5.400%	3/1/2033	5	5
[5]	Central Parent Inc.	7.250%	6/15/2029	74	57
[5]	Central Parent LLC	8.000%	6/15/2029	2	2
[5]	Champ Acquisition Corp.	8.375%	12/1/2031	67	72
[5]	Charles River Laboratories International Inc.	3.750%	3/15/2029	75	72
	Charles Schwab Corp.	5.643%	5/19/2029	35	36
	Charles Schwab Corp.	6.196%	11/17/2029	200	211
	Charles Schwab Corp.	4.343%	11/14/2031	370	370
[5]	Chart Industries Inc.	7.500%	1/1/2030	5	5
[5]	Chart Industries Inc.	9.500%	1/1/2031	2	2
	Charter Communications Operating LLC	3.750%	2/15/2028	790	780
	Charter Communications Operating LLC	4.200%	3/15/2028	40	40
	Charter Communications Operating LLC	2.250%	1/15/2029	40	38
	Charter Communications Operating LLC	5.050%	3/30/2029	480	485
	Charter Communications Operating LLC	6.100%	6/1/2029	5,090	5,309
	Charter Communications Operating LLC	2.300%	2/1/2032	610	526
	Charter Communications Operating LLC	6.650%	2/1/2034	542	571
	Charter Communications Operating LLC	6.384%	10/23/2035	413	423
	Charter Communications Operating LLC	3.500%	3/1/2042	200	139
	Charter Communications Operating LLC	6.484%	10/23/2045	760	717
	Charter Communications Operating LLC	5.375%	5/1/2047	395	325
	Charter Communications Operating LLC	5.750%	4/1/2048	460	396
	Charter Communications Operating LLC	6.700%	12/1/2055	994	960
	Charter Communications Operating LLC	3.950%	6/30/2062	230	140
[5]	Chemours Co.	4.625%	11/15/2029	25	23
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/2029	70	69
	Cheniere Energy Partners LP	3.250%	1/31/2032	770	711
	Cheniere Energy Partners LP	5.950%	6/30/2033	35	37
[5]	Cheniere Energy Partners LP	5.550%	10/30/2035	650	664
[4]	Children's Hospital of Philadelphia	2.704%	7/1/2050	150	93
[5]	Chord Energy Corp.	6.000%	10/1/2030	10	10
[5]	Chord Energy Corp.	6.750%	3/15/2033	10	10
[5]	Churchill Downs Inc.	5.500%	4/1/2027	33	33
[5]	Churchill Downs Inc.	4.750%	1/15/2028	31	31
[5]	Churchill Downs Inc.	5.750%	4/1/2030	5	5
	Cigna Group	2.375%	3/15/2031	75	68
	Cigna Group	4.800%	8/15/2038	155	148
	Cigna Group	3.400%	3/15/2050	150	105
[5]	Cipher Compute LLC	7.125%	11/15/2030	10	10
[5]	Citadel Finance LLC	5.900%	2/10/2030	500	511
	Citigroup Inc.	4.542%	9/19/2030	1,340	1,351
[4]	Citigroup Inc.	2.976%	11/5/2030	140	133
[4]	Citigroup Inc.	2.572%	6/3/2031	500	463
	Citigroup Inc.	2.520%	11/3/2032	250	224
	Citigroup Inc.	6.174%	5/25/2034	180	191

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	5.827%	2/13/2035	290	300
	Citigroup Inc.	6.020%	1/24/2036	350	365
	Citigroup Inc.	5.174%	9/11/2036	327	329
	Citigroup Inc.	4.650%	7/30/2045	90	81
	Citigroup Inc.	4.650%	7/23/2048	55	48
	Citizens Financial Group Inc.	5.253%	3/5/2031	248	254
[4]	City of Hope	4.378%	8/15/2048	80	66
[5]	Clarios Global LP	6.750%	2/15/2030	48	50
[5]	Clarios Global LP	6.750%	9/15/2032	5	5
[5]	Clean Harbors Inc.	5.750%	10/15/2033	15	15
[5]	Clearway Energy Operating LLC	4.750%	3/15/2028	25	25
[5]	Clearway Energy Operating LLC	3.750%	1/15/2032	2	2
[5]	Cleveland-Cliffs Inc.	4.625%	3/1/2029	3	3
[5]	Cleveland-Cliffs Inc.	7.500%	9/15/2031	18	19
[5]	Cleveland-Cliffs Inc.	7.625%	1/15/2034	10	10
[5]	Cloud Software Group Inc.	6.500%	3/31/2029	15	15
[5]	Cloud Software Group Inc.	8.250%	6/30/2032	86	88
	CMS Energy Corp.	4.875%	3/1/2044	135	121
[5]	CNX Resources Corp.	7.375%	1/15/2031	1	1
[5]	CNX Resources Corp.	7.250%	3/1/2032	14	15
[5]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/2034	195	202
	Comcast Corp.	4.400%	8/15/2035	90	86
	Comcast Corp.	6.550%	7/1/2039	80	87
	Comcast Corp.	3.250%	11/1/2039	145	113
	Comcast Corp.	4.500%	1/15/2043	140	118
	Comcast Corp.	4.000%	8/15/2047	150	113
	Comcast Corp.	2.937%	11/1/2056	1,185	668
	Comcast Corp.	4.950%	10/15/2058	65	54
	Comcast Corp.	2.650%	8/15/2062	263	133
	Comcast Corp.	2.987%	11/1/2063	413	223
[5]	Commercial Metals Co.	5.750%	11/15/2033	13	13
[5]	Commercial Metals Co.	6.000%	12/15/2035	10	10
[4]	CommonSpirit Health	4.350%	11/1/2042	220	192
	Commonwealth Edison Co.	3.800%	10/1/2042	115	93
[4]	Commonwealth Edison Co.	3.125%	3/15/2051	50	33
	Commonwealth Edison Co.	5.300%	2/1/2053	260	246
[5]	Community Health Systems Inc.	10.875%	1/15/2032	14	15
[5]	Community Health Systems Inc.	9.750%	1/15/2034	15	16
	ConocoPhillips Co.	4.300%	11/15/2044	65	55
	ConocoPhillips Co.	3.800%	3/15/2052	40	30
	ConocoPhillips Co.	5.300%	5/15/2053	75	70
	ConocoPhillips Co.	5.700%	9/15/2063	40	39
[4]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/2039	65	66
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/2040	160	166
[4]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/2050	100	78
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/2053	400	407
	Constellation Brands Inc.	4.950%	11/1/2035	1,595	1,576
	Constellation Energy Generation LLC	5.875%	1/15/2066	530	518
[5]	Continental Resources Inc.	2.268%	11/15/2026	100	99
[5]	Continental Resources Inc.	2.875%	4/1/2032	40	35
	COPT Defense Properties LP	4.500%	10/15/2030	61	61
	COPT Defense Properties LP	2.750%	4/15/2031	105	96
	Corebridge Financial Inc.	3.650%	4/5/2027	90	90
	Corebridge Financial Inc.	3.850%	4/5/2029	170	168
	Corebridge Financial Inc.	3.900%	4/5/2032	194	185
	Corebridge Financial Inc.	5.750%	1/15/2034	1,500	1,567
	Corebridge Financial Inc.	4.350%	4/5/2042	100	85
	Corebridge Financial Inc.	4.400%	4/5/2052	150	122
	Coterra Energy Inc.	4.375%	3/15/2029	130	131
	Coterra Energy Inc.	5.400%	2/15/2035	610	621
	Cotiviti Inc.	7.625%	5/1/2031	5	5
[5]	Cox Communications Inc.	4.800%	2/1/2035	100	93
[5]	Credit Acceptance Corp.	6.625%	3/15/2030	20	20
[5]	Crescent Energy Finance LLC	7.750%	7/31/2029	5	5
	CRH America Finance Inc.	4.400%	2/9/2031	1,480	1,481
	CRH America Finance Inc.	5.000%	2/9/2036	1,040	1,038
[5]	Crown Americas LLC	5.875%	6/1/2033	15	15
	Crown Castle Inc.	4.750%	5/15/2047	125	108
[5]	CSC Holdings LLC	11.750%	1/31/2029	78	57
[5]	CSC Holdings LLC	3.375%	2/15/2031	10	6

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CSX Corp.	4.750%	11/15/2048	190	169
	CubeSmart LP	2.250%	12/15/2028	225	214
	CVS Health Corp.	5.400%	6/1/2029	400	414
	CVS Health Corp.	5.125%	2/21/2030	365	374
	CVS Health Corp.	1.750%	8/21/2030	200	178
	CVS Health Corp.	5.550%	6/1/2031	315	329
	CVS Health Corp.	5.250%	2/21/2033	240	246
	CVS Health Corp.	4.875%	7/20/2035	80	78
	CVS Health Corp.	4.780%	3/25/2038	419	393
	CVS Health Corp.	4.125%	4/1/2040	58	49
	CVS Health Corp.	5.125%	7/20/2045	85	76
	CVS Health Corp.	6.000%	6/1/2063	130	125
	Dana Inc.	4.250%	9/1/2030	6	6
	Dana Inc.	4.500%	2/15/2032	42	40
[5]	DaVita Inc.	4.625%	6/1/2030	28	27
[5]	DaVita Inc.	3.750%	2/15/2031	10	9
[5]	DaVita Inc.	6.875%	9/1/2032	15	15
	DCP Midstream Operating LP	3.250%	2/15/2032	700	644
[5]	DCP Midstream Operating LP	6.750%	9/15/2037	300	326
	Deere Funding Canada Corp.	4.150%	10/9/2030	1,400	1,397
	Dell International LLC	6.200%	7/15/2030	219	234
	Dell International LLC	4.750%	10/6/2032	600	598
	Dell International LLC	5.400%	4/15/2034	636	650
	Dell International LLC	8.350%	7/15/2046	44	55
[5]	Delta Air Lines Inc.	4.750%	10/20/2028	1,089	1,097
	Delta Air Lines Inc.	3.750%	10/28/2029	9	9
[5]	Diamond Foreign Asset Co.	8.500%	10/1/2030	10	11
	Diamondback Energy Inc.	3.125%	3/24/2031	15	14
	Diamondback Energy Inc.	5.750%	4/18/2054	470	449
	Diamondback Energy Inc.	5.900%	4/18/2064	255	244
[7]	Digital Dutch Finco BV	3.875%	7/15/2034	900	1,055
[7]	Digital Dutch Finco BV	3.875%	3/15/2035	495	577
[7]	Digital Intrepid Holding BV	0.625%	7/15/2031	200	203
[5]	Directv Financing LLC	5.875%	8/15/2027	5	5
[5]	Directv Financing LLC	8.875%	2/1/2030	15	15
[5]	Directv Financing LLC	10.000%	2/15/2031	15	15
[5]	DISH Network Corp.	11.750%	11/15/2027	7	7
[4]	Dominion Energy Inc.	4.050%	9/15/2042	170	138
	Dominion Energy South Carolina Inc.	5.450%	2/1/2041	40	40
	Dominion Energy South Carolina Inc.	4.600%	6/15/2043	240	216
	Dominion Energy South Carolina Inc.	6.250%	10/15/2053	185	199
[7]	Dow Chemical Co.	1.875%	3/15/2040	1,200	1,013
	DTE Electric Co.	5.250%	5/15/2035	720	738
	DTE Electric Co.	3.700%	6/1/2046	75	58
	DTE Energy Co.	5.100%	3/1/2029	1,890	1,939
	Duke Energy Carolinas LLC	5.300%	2/15/2040	20	20
	Duke Energy Carolinas LLC	4.250%	12/15/2041	125	110
	Duke Energy Carolinas LLC	3.700%	12/1/2047	39	30
	Duke Energy Corp.	3.500%	6/15/2051	100	69
	Duke Energy Florida LLC	3.400%	10/1/2046	35	26
	Duke Energy Florida LLC	6.200%	11/15/2053	110	118
	Duke Energy Indiana LLC	2.750%	4/1/2050	75	47
	Duke Energy Ohio Inc.	5.650%	4/1/2053	90	89
	Duke Energy Progress LLC	5.050%	3/15/2035	770	780
	Duke Energy Progress LLC	4.100%	5/15/2042	200	170
	Duke Energy Progress LLC	2.500%	8/15/2050	170	99
	Duke Energy Progress LLC	5.550%	3/15/2055	400	394
	Eastern Energy Gas Holdings LLC	6.200%	1/15/2055	320	334
	Eaton Capital ULC	4.450%	5/9/2030	230	232
	Edison International	5.250%	3/15/2032	40	40
[5]	EF Holdco	7.375%	9/30/2030	10	10
[5]	Element Solutions Inc.	3.875%	9/1/2028	11	11
	Elevance Health Inc.	5.150%	6/15/2029	230	237
	Elevance Health Inc.	3.125%	5/15/2050	190	124
	Elevance Health Inc.	6.100%	10/15/2052	155	159
	Elevance Health Inc.	5.650%	6/15/2054	435	420
	Elevance Health Inc.	5.700%	2/15/2055	835	814
	Elevance Health Inc.	5.700%	9/15/2055	380	370
	Eli Lilly & Co.	5.050%	8/14/2054	645	601
[5]	Ellucian Holdings Inc.	6.500%	12/1/2029	10	10

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Enbridge Energy Partners LP	7.375%	10/15/2045	230	267
[5]	Endo Finance Holdings LP	8.500%	4/15/2031	36	38
[5]	Energizer Holdings Inc.	4.750%	6/15/2028	28	28
[5]	Energizer Holdings Inc.	4.375%	3/31/2029	35	34
[5]	Energizer Holdings Inc.	6.000%	9/15/2033	15	14
	Energy Transfer LP	4.400%	3/15/2027	240	241
	Energy Transfer LP	5.250%	4/15/2029	130	134
	Energy Transfer LP	5.250%	7/1/2029	230	237
	Energy Transfer LP	3.750%	5/15/2030	30	29
	Energy Transfer LP	6.400%	12/1/2030	230	249
	Energy Transfer LP	5.750%	2/15/2033	130	136
	Energy Transfer LP	6.550%	12/1/2033	230	252
	Energy Transfer LP	5.350%	1/15/2036	800	799
	Energy Transfer LP	6.050%	6/1/2041	535	543
	Energy Transfer LP	6.500%	2/1/2042	100	106
	Energy Transfer LP	5.300%	4/1/2044	75	68
	Energy Transfer LP	5.150%	3/15/2045	55	49
	Energy Transfer LP	6.250%	4/15/2049	70	70
	Energy Transfer LP	5.950%	5/15/2054	565	539
[5]	Enpro Inc.	6.125%	6/1/2033	10	10
[5]	Entegris Inc.	4.750%	4/15/2029	190	190
[5]	Entegris Inc.	5.950%	6/15/2030	45	46
	Entergy Arkansas LLC	5.450%	6/1/2034	380	397
	Entergy Arkansas LLC	5.750%	6/1/2054	560	560
	Entergy Arkansas LLC	5.750%	1/15/2056	750	750
	Entergy Corp.	3.750%	6/15/2050	650	473
	Entergy Mississippi LLC	5.800%	4/15/2055	360	362
	Entergy Texas Inc.	5.550%	9/15/2054	545	527
	Enterprise Products Operating LLC	5.200%	1/15/2036	440	447
	Enterprise Products Operating LLC	4.850%	3/15/2044	215	197
	Enterprise Products Operating LLC	4.900%	5/15/2046	59	54
	Enterprise Products Operating LLC	4.250%	2/15/2048	50	41
	Enterprise Products Operating LLC	3.700%	1/31/2051	70	51
	EOG Resources Inc.	5.650%	12/1/2054	950	935
	EQT Corp.	3.900%	10/1/2027	72	72
	EQT Corp.	4.500%	1/15/2029	2	2
	EQT Corp.	7.500%	6/1/2030	10	11
	Equitable Holdings Inc.	5.594%	1/11/2033	148	154
	Equitable Holdings Inc.	5.000%	4/20/2048	79	71
[5]	ERAC USA Finance LLC	7.000%	10/15/2037	180	207
	ERP Operating LP	4.500%	7/1/2044	135	120
	Essential Utilities Inc.	4.800%	8/15/2027	2,685	2,716
	Essex Portfolio LP	4.500%	3/15/2048	60	51
	Everest Reinsurance Holdings Inc.	3.500%	10/15/2050	96	67
	Evergy Kansas Central Inc.	3.250%	9/1/2049	150	103
	Evergy Kansas Central Inc.	5.700%	3/15/2053	380	379
[5]	Excelerate Energy LP	8.000%	5/15/2030	12	13
	Exelon Corp.	5.150%	3/15/2028	210	215
	Exelon Corp.	4.050%	4/15/2030	2,920	2,893
	Exelon Corp.	3.350%	3/15/2032	200	187
	Exelon Corp.	4.450%	4/15/2046	165	139
	Exelon Corp.	4.100%	3/15/2052	100	77
	Exelon Corp.	5.600%	3/15/2053	390	377
	Exelon Corp.	5.875%	3/15/2055	960	962
	Extra Space Storage LP	5.700%	4/1/2028	150	155
	Extra Space Storage LP	5.500%	7/1/2030	374	389
	Extra Space Storage LP	2.400%	10/15/2031	80	71
	Extra Space Storage LP	4.950%	1/15/2033	436	438
[7]	Exxon Mobil Corp.	1.408%	6/26/2039	210	183
	Exxon Mobil Corp.	4.114%	3/1/2046	55	46
[5]	Fair Isaac Corp.	6.000%	5/15/2033	10	10
[4]	FedEx Corp.	3.875%	8/1/2042	30	24
[4]	FedEx Corp.	4.550%	4/1/2046	70	60
[4]	FedEx Corp.	4.050%	2/15/2048	70	55
[5,10]	Fedex Freight Holding Co. Inc.	4.650%	3/15/2031	550	549
[5,10]	Fedex Freight Holding Co. Inc.	4.950%	3/15/2033	320	319
[5,10]	Fedex Freight Holding Co. Inc.	5.250%	3/15/2036	380	377
	Ferguson Enterprises Inc.	4.350%	3/15/2031	310	309
	Fifth Third Bancorp	3.950%	3/14/2028	350	350
	Fifth Third Bancorp	6.339%	7/27/2029	310	326

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fifth Third Bancorp	4.895%	9/6/2030	390	397
	FirstEnergy Corp.	2.650%	3/1/2030	2,690	2,515
[4]	FirstEnergy Corp.	3.400%	3/1/2050	1,100	765
[5]	FirstEnergy Transmission LLC	2.866%	9/15/2028	260	252
	FirstEnergy Transmission LLC	4.550%	1/15/2030	134	135
	FirstEnergy Transmission LLC	4.750%	1/15/2033	3,202	3,182
[5]	FirstEnergy Transmission LLC	4.550%	4/1/2049	405	345
[7]	Fiserv Inc.	4.500%	5/24/2031	1,200	1,481
	Fiserv Inc.	5.600%	3/2/2033	120	123
[5]	Five Corners Funding Trust IV	5.997%	2/15/2053	220	225
[5]	Flash Compute LLC	7.250%	12/31/2030	10	10
	Florida Power & Light Co.	5.600%	2/15/2066	840	828
	FMC Corp.	5.650%	5/18/2033	10	9
	FMC Corp.	8.450%	11/1/2055	17	14
[5]	Focus Financial Partners LLC	6.750%	9/15/2031	5	5
	Ford Motor Credit Co. LLC	4.950%	5/28/2027	45	45
	Ford Motor Credit Co. LLC	4.125%	8/17/2027	5	5
	Ford Motor Credit Co. LLC	3.815%	11/2/2027	22	22
	Ford Motor Credit Co. LLC	6.800%	5/12/2028	20	21
	Ford Motor Credit Co. LLC	6.798%	11/7/2028	200	211
	Ford Motor Credit Co. LLC	2.900%	2/10/2029	53	50
	Ford Motor Credit Co. LLC	7.200%	6/10/2030	10	11
	Ford Motor Credit Co. LLC	6.532%	3/19/2032	600	633
	Ford Motor Credit Co. LLC	5.753%	4/6/2033	585	590
	Ford Motor Credit Co. LLC	7.122%	11/7/2033	200	216
[5]	Foundry JV Holdco LLC	5.500%	1/25/2031	290	300
[5]	Foundry JV Holdco LLC	6.150%	1/25/2032	1,542	1,643
[5]	Foundry JV Holdco LLC	5.900%	1/25/2033	712	747
[5]	Foundry JV Holdco LLC	6.250%	1/25/2035	709	755
[5]	Foundry JV Holdco LLC	6.100%	1/25/2036	1,093	1,150
[5]	Foundry JV Holdco LLC	6.200%	1/25/2037	1,790	1,892
[5]	Freedom Mortgage Holdings LLC	9.250%	2/1/2029	2	2
[5]	Freedom Mortgage Holdings LLC	6.875%	5/1/2031	15	15
[5]	Freedom Mortgage Holdings LLC	9.125%	5/15/2031	65	69
[5]	Freedom Mortgage Holdings LLC	8.375%	4/1/2032	5	5
[5]	Freedom Mortgage Holdings LLC	7.875%	4/1/2033	10	10
	Freeport-McMoRan Inc.	5.450%	3/15/2043	10	10
[5]	Frontier Communications Holdings LLC	8.625%	3/15/2031	10	10
[4,7]	GA Global Funding Trust	3.750%	6/20/2032	500	587
[4,7]	GA Global Funding Trust	4.133%	9/16/2035	1,400	1,634
[5]	Garrett Motion Holdings Inc.	7.750%	5/31/2032	6	6
[5]	Gates Corp.	6.875%	7/1/2029	5	5
	GE HealthCare Technologies Inc.	4.800%	8/14/2029	155	158
	GE HealthCare Technologies Inc.	5.857%	3/15/2030	110	116
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	330	335
	GE HealthCare Technologies Inc.	5.500%	6/15/2035	300	310
	GE HealthCare Technologies Inc.	4.950%	12/15/2035	375	371
	GE HealthCare Technologies Inc.	6.377%	11/22/2052	100	108
[5]	Gen Digital Inc.	6.250%	4/1/2033	15	15
	General Electric Co.	4.900%	1/29/2036	555	561
	General Motors Co.	5.200%	4/1/2045	478	431
	General Motors Financial Co. Inc.	5.350%	7/15/2027	225	229
	General Motors Financial Co. Inc.	5.550%	7/15/2029	575	597
	General Motors Financial Co. Inc.	3.600%	6/21/2030	95	92
	General Motors Financial Co. Inc.	4.600%	1/8/2031	2,510	2,510
	General Motors Financial Co. Inc.	5.750%	2/8/2031	1,905	2,001
	General Motors Financial Co. Inc.	6.400%	1/9/2033	170	183
	General Motors Financial Co. Inc.	5.450%	1/8/2036	250	251
[5]	Genesee & Wyoming Inc.	6.250%	4/15/2032	10	10
	Genesis Energy LP	8.250%	1/15/2029	5	5
	Genesis Energy LP	8.000%	5/15/2033	10	10
	Georgia Power Co.	4.300%	3/15/2042	130	114
	Georgia Power Co.	5.125%	5/15/2052	70	65
[5]	GFL Environmental Holdings US Inc.	5.500%	2/1/2034	10	10
	Gilead Sciences Inc.	4.150%	3/1/2047	190	157
[5]	Global Atlantic Fin Co.	7.950%	6/15/2033	1,530	1,742
[5]	Global Atlantic Fin Co.	6.750%	3/15/2054	240	244
	Goldman Sachs Group Inc.	5.727%	4/25/2030	2,500	2,610
	Goldman Sachs Group Inc.	4.939%	10/21/2036	1,085	1,070
	Goldman Sachs Group Inc.	5.065%	1/21/2037	1,760	1,752

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	6.750%	10/1/2037	300	333
[4]	Goldman Sachs Group Inc.	4.411%	4/23/2039	255	235
[10]	Goldman Sachs Group Inc.	5.387%	2/2/2041	2,030	2,011
	Goldman Sachs Group Inc.	3.210%	4/22/2042	100	77
[4]	Goldman Sachs Group Inc.	4.800%	7/8/2044	90	83
	Goldman Sachs Group Inc.	5.561%	11/19/2045	1,450	1,440
	Golub Capital Private Credit Fund	5.875%	5/1/2030	351	355
	Goodyear Tire & Rubber Co.	5.000%	7/15/2029	45	44
	Goodyear Tire & Rubber Co.	6.625%	7/15/2030	11	11
[5]	Graphic Packaging International LLC	3.500%	3/15/2028	1	1
[5]	Graphic Packaging International LLC	3.750%	2/1/2030	77	73
[5]	Gray Media Inc.	9.625%	7/15/2032	10	10
[5]	Gray Media Inc.	7.250%	8/15/2033	7	7
[5]	Hawaiian Electric Co. Inc.	6.000%	10/1/2033	20	20
	HCA Inc.	5.000%	3/1/2028	150	153
	HCA Inc.	5.250%	3/1/2030	285	294
	HCA Inc.	5.450%	4/1/2031	80	83
	HCA Inc.	4.600%	11/15/2032	1,510	1,495
	HCA Inc.	5.450%	9/15/2034	50	51
	HCA Inc.	5.750%	3/1/2035	50	52
	HCA Inc.	4.900%	11/15/2035	225	221
	HCA Inc.	5.250%	6/15/2049	115	104
	HCA Inc.	4.625%	3/15/2052	205	167
	HCA Inc.	6.100%	4/1/2064	740	734
	Helmerich & Payne Inc.	2.900%	9/29/2031	220	199
[5]	Herc Holdings Inc.	6.625%	6/15/2029	5	5
[5]	Herc Holdings Inc.	7.000%	6/15/2030	10	11
[5]	Herc Holdings Inc.	5.750%	3/15/2031	10	10
[5]	Herc Holdings Inc.	7.250%	6/15/2033	6	6
[5]	Herc Holdings Inc.	6.000%	3/15/2034	5	5
	Hess Corp.	7.300%	8/15/2031	5	6
[5]	Hess Midstream Operations LP	6.500%	6/1/2029	6	6
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	689	694
	Hewlett Packard Enterprise Co.	4.400%	10/15/2030	1,363	1,356
	Hewlett Packard Enterprise Co.	4.850%	10/15/2031	911	918
	Hewlett Packard Enterprise Co.	5.000%	10/15/2034	294	289
	Hewlett Packard Enterprise Co.	5.600%	10/15/2054	405	371
	Highwoods Realty LP	2.600%	2/1/2031	310	278
	Highwoods Realty LP	7.650%	2/1/2034	429	488
[5]	Hilton Domestic Operating Co. Inc.	6.125%	4/1/2032	70	72
[5]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/2033	10	10
[5]	Hilton Domestic Operating Co. Inc.	5.750%	9/15/2033	25	26
[5]	Hilton Domestic Operating Co. Inc.	5.500%	3/31/2034	10	10
	Honeywell International Inc.	5.250%	3/1/2054	110	104
	Honeywell International Inc.	5.350%	3/1/2064	50	48
	Host Hotels & Resorts LP	4.250%	12/15/2028	285	285
	Host Hotels & Resorts LP	5.700%	7/1/2034	215	222
[5]	Howard Midstream Energy Partners LLC	6.625%	1/15/2034	15	15
[5]	HPS Corporate Lending Fund	4.900%	9/11/2028	589	586
	HPS Corporate Lending Fund	5.950%	4/14/2032	300	302
[5]	HUB International Ltd.	7.250%	6/15/2030	5	5
[5]	HUB International Ltd.	7.375%	1/31/2032	5	5
	Hudson Pacific Properties LP	3.950%	11/1/2027	2	2
	Hudson Pacific Properties LP	5.950%	2/15/2028	5	5
	Huntington Bancshares Inc.	6.208%	8/21/2029	1,150	1,205
	Huntington Bancshares Inc.	5.709%	2/2/2035	434	452
	Huntington Bancshares Inc.	2.487%	8/15/2036	150	131
	Huntington Bancshares Inc.	5.605%	1/28/2041	410	408
	Huntington Ingalls Industries Inc.	5.353%	1/15/2030	368	380
	Huntington Ingalls Industries Inc.	5.749%	1/15/2035	308	325
	Hyatt Hotels Corp.	5.250%	6/30/2029	45	46
[5]	Imola Merger Corp.	4.750%	5/15/2029	13	13
[4]	Indiana Michigan Power Co.	3.750%	7/1/2047	250	190
	Indiana Michigan Power Co.	5.625%	4/1/2053	340	338
	Intel Corp.	2.450%	11/15/2029	1,273	1,192
	Intel Corp.	5.125%	2/10/2030	1,482	1,519
	Intel Corp.	2.000%	8/12/2031	158	139
	Intel Corp.	4.150%	8/5/2032	1,739	1,685
	Intel Corp.	5.200%	2/10/2033	254	259
	Intel Corp.	5.625%	2/10/2043	80	78

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intel Corp.	3.734%	12/8/2047	266	192
	Intel Corp.	3.050%	8/12/2051	177	110
	Intel Corp.	5.700%	2/10/2053	1,608	1,517
	Intel Corp.	5.600%	2/21/2054	600	561
	Intel Corp.	5.900%	2/10/2063	60	57
	Intercontinental Exchange Inc.	3.000%	6/15/2050	66	43
	Intercontinental Exchange Inc.	4.950%	6/15/2052	20	18
	Intercontinental Exchange Inc.	3.000%	9/15/2060	50	30
	Intercontinental Exchange Inc.	5.200%	6/15/2062	220	202
[4,10]	International Business Machines Corp.	4.300%	2/3/2031	1,340	1,339
[10]	International Business Machines Corp.	4.600%	2/3/2033	704	703
[5]	Inversion Escrow Issuer LLC	6.750%	8/1/2032	15	15
[5]	IQVIA Inc.	6.250%	6/1/2032	15	16
	Jabil Inc.	4.750%	2/1/2033	48	47
	Jacobs Engineering Group Inc.	5.900%	3/1/2033	110	116
	JBS NV	6.750%	3/15/2034	1,488	1,639
	JBS NV	6.375%	2/25/2055	1,055	1,085
[5]	Jersey Central Power & Light Co.	5.150%	1/15/2036	470	476
[5]	JetBlue Airways Corp.	9.875%	9/20/2031	74	74
[5]	JH North America Holdings Inc.	5.875%	1/31/2031	5	5
[5]	JH North America Holdings Inc.	6.125%	7/31/2032	5	5
	JPMorgan Chase & Co.	4.851%	7/25/2028	140	142
	JPMorgan Chase & Co.	5.012%	1/23/2030	730	749
	JPMorgan Chase & Co.	5.581%	4/22/2030	1,210	1,261
	JPMorgan Chase & Co.	4.995%	7/22/2030	570	585
	JPMorgan Chase & Co.	4.603%	10/22/2030	470	477
	JPMorgan Chase & Co.	5.140%	1/24/2031	720	743
	JPMorgan Chase & Co.	5.350%	6/1/2034	130	134
	JPMorgan Chase & Co.	4.946%	10/22/2035	1,130	1,134
	JPMorgan Chase & Co.	5.576%	7/23/2036	1,460	1,501
	JPMorgan Chase & Co.	4.810%	10/22/2036	1,385	1,365
	JPMorgan Chase & Co.	4.898%	1/22/2037	770	764
[10]	JPMorgan Chase & Co.	5.193%	2/5/2037	2,870	2,860
	JPMorgan Chase & Co.	6.400%	5/15/2038	150	168
[4]	JPMorgan Chase & Co.	3.882%	7/24/2038	62	55
	JPMorgan Chase & Co.	5.534%	11/29/2045	490	493
[5]	KeHE Distributors LLC	9.000%	2/15/2029	19	20
	Keybank National Association	5.000%	1/26/2033	100	101
	KeyCorp	6.401%	3/6/2035	110	119
	Keysight Technologies Inc.	4.950%	10/15/2034	266	268
	Kimco Realty OP LLC	4.250%	4/1/2045	75	63
	Kimco Realty OP LLC	3.700%	10/1/2049	70	52
	Kinder Morgan Inc.	5.150%	6/1/2030	430	445
[5]	Kinetik Holdings LP	6.625%	12/15/2028	10	10
[5]	Kinetik Holdings LP	5.875%	6/15/2030	2	2
	KKR & Co. Inc.	5.100%	8/7/2035	116	115
	Kraft Heinz Foods Co.	3.750%	4/1/2030	1,830	1,790
	Kraft Heinz Foods Co.	5.000%	6/4/2042	460	420
	Kraft Heinz Foods Co.	4.375%	6/1/2046	120	98
	Kraft Heinz Foods Co.	4.875%	10/1/2049	27	23
	Kraft Heinz Foods Co.	5.500%	6/1/2050	465	432
	Kroger Co.	5.000%	9/15/2034	295	295
	Kroger Co.	5.150%	8/1/2043	300	283
	Kroger Co.	5.500%	9/15/2054	1,205	1,149
	Kyndryl Holdings Inc.	3.150%	10/15/2031	410	374
	Kyndryl Holdings Inc.	6.350%	2/20/2034	100	105
	L3Harris Technologies Inc.	5.250%	6/1/2031	1,180	1,227
	L3Harris Technologies Inc.	5.054%	4/27/2045	30	29
[5]	Lamb Weston Holdings Inc.	4.875%	5/15/2028	6	6
[5]	LifePoint Health Inc.	11.000%	10/15/2030	1	1
[5]	Light & Wonder International Inc.	6.250%	10/1/2033	10	10
[5]	Lithia Motors Inc.	4.625%	12/15/2027	10	10
[5]	Live Nation Entertainment Inc.	6.500%	5/15/2027	31	31
	Lockheed Martin Corp.	5.000%	8/15/2035	397	404
	Lockheed Martin Corp.	4.300%	6/15/2062	295	233
	Lockheed Martin Corp.	5.200%	2/15/2064	1,370	1,268
	Lowe's Cos. Inc.	4.000%	10/15/2028	95	95
	Lowe's Cos. Inc.	4.250%	3/15/2031	295	294
	Lowe's Cos. Inc.	3.750%	4/1/2032	55	53
	Lowe's Cos. Inc.	4.500%	10/15/2032	1,685	1,678

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lowe's Cos. Inc.	4.850%	10/15/2035	2,360	2,342
	Lowe's Cos. Inc.	4.450%	4/1/2062	190	149
	LYB International Finance III LLC	3.375%	10/1/2040	50	36
	M&T Bank Corp.	7.413%	10/30/2029	316	342
	M&T Bank Corp.	5.179%	7/8/2031	451	462
	M&T Bank Corp.	6.082%	3/13/2032	441	469
	M&T Bank Corp.	5.053%	1/27/2034	116	116
	M&T Bank Corp.	5.400%	7/30/2035	489	494
[4]	M&T Bank Corp.	5.385%	1/16/2036	43	44
[5]	Magnera Corp.	7.250%	11/15/2031	75	71
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	358	363
	Marathon Petroleum Corp.	5.150%	3/1/2030	800	824
[5]	Mars Inc.	5.000%	3/1/2032	1,290	1,325
[5]	Mars Inc.	5.200%	3/1/2035	1,602	1,639
[5]	Mars Inc.	3.875%	4/1/2039	178	155
[5]	Mars Inc.	5.700%	5/1/2055	1,055	1,051
[5]	Mars Inc.	5.800%	5/1/2065	1,085	1,087
	Marsh & McLennan Cos. Inc.	4.900%	3/15/2049	75	68
	Marsh & McLennan Cos. Inc.	2.900%	12/15/2051	150	95
	Marsh & McLennan Cos. Inc.	6.250%	11/1/2052	110	119
[5]	Matador Resources Co.	6.250%	4/15/2033	2	2
[5]	Match Group Holdings II LLC	4.125%	8/1/2030	75	71
[5]	McAfee Corp.	7.375%	2/15/2030	8	6
	McKesson Corp.	4.950%	5/30/2032	2,405	2,471
[5]	Medline Borrower LP	3.875%	4/1/2029	3	3
[5]	Medline Borrower LP	6.250%	4/1/2029	41	42
[5]	Medline Borrower LP	5.250%	10/1/2029	4	4
	Merck & Co. Inc.	5.550%	12/4/2055	705	694
	Merck & Co. Inc.	5.150%	5/17/2063	160	145
	Meta Platforms Inc.	4.200%	11/15/2030	530	529
	Meta Platforms Inc.	4.875%	11/15/2035	1,084	1,071
	Meta Platforms Inc.	4.450%	8/15/2052	248	199
	Meta Platforms Inc.	5.400%	8/15/2054	720	663
	Meta Platforms Inc.	4.650%	8/15/2062	42	33
	Meta Platforms Inc.	5.750%	11/15/2065	700	662
	MetLife Inc.	4.125%	8/13/2042	60	51
	MetLife Inc.	4.875%	11/13/2043	60	56
	MetLife Inc.	5.250%	1/15/2054	60	57
	MGM Resorts International	6.500%	4/15/2032	5	5
	MidAmerican Energy Co.	5.300%	2/1/2055	530	503
[5]	Midcontinent Communications	8.000%	8/15/2032	80	77
[5]	Miter Brands Acquisition Holdco Inc.	6.750%	4/1/2032	5	5
[5]	MIWD Holdco II LLC	5.500%	2/1/2030	10	10
[4]	Morgan Stanley	5.652%	4/13/2028	415	423
	Morgan Stanley	5.173%	1/16/2030	740	760
	Morgan Stanley	4.654%	10/18/2030	740	749
	Morgan Stanley	5.230%	1/15/2031	665	684
[4]	Morgan Stanley	2.511%	10/20/2032	2,220	1,992
	Morgan Stanley	2.943%	1/21/2033	268	244
	Morgan Stanley	5.466%	1/18/2035	120	124
	Morgan Stanley	5.587%	1/18/2036	102	106
	Morgan Stanley	5.664%	4/17/2036	2,000	2,088
[4]	Morgan Stanley	4.892%	10/22/2036	1,317	1,296
[10]	Morgan Stanley	5.073%	1/30/2037	2,090	2,083
[4]	Morgan Stanley	3.971%	7/22/2038	90	81
[4]	Morgan Stanley	4.457%	4/22/2039	165	155
	Morgan Stanley	5.314%	1/18/2041	410	405
	Morgan Stanley	6.375%	7/24/2042	150	166
[4]	Morgan Stanley	4.375%	1/22/2047	200	172
	Motorola Solutions Inc.	5.200%	8/15/2032	685	707
	Motorola Solutions Inc.	5.550%	8/15/2035	85	88
	MPLX LP	4.800%	2/15/2029	110	112
	MPT Operating Partnership LP	3.500%	3/15/2031	19	14
[5]	MPT Operating Partnership LP	8.500%	2/15/2032	25	27
[5]	Mueller Water Products Inc.	4.000%	6/15/2029	60	58
	Nasdaq Inc.	5.350%	6/28/2028	112	115
	Nasdaq Inc.	3.950%	3/7/2052	13	10
	Nasdaq Inc.	5.950%	8/15/2053	175	181
[5]	Nationwide Financial Services Inc.	3.900%	11/30/2049	65	49
[5]	Nationwide Mutual Insurance Co.	4.350%	4/30/2050	125	98

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Navient Corp.	4.875%	3/15/2028	2	2
	Navient Corp.	9.375%	7/25/2030	3	3
[5]	NCL Corp. Ltd.	7.750%	2/15/2029	75	80
[5]	NCL Corp. Ltd.	5.875%	1/15/2031	5	5
[5]	NCL Corp. Ltd.	6.750%	2/1/2032	15	15
[5]	NCL Corp. Ltd.	6.250%	9/15/2033	5	5
	Nevada Power Co.	6.000%	3/15/2054	180	184
	Nevada Power Co.	6.250%	5/15/2055	220	222
	Newell Brands Inc.	6.375%	9/15/2027	4	4
[5]	Newell Brands Inc.	8.500%	6/1/2028	10	11
	Newell Brands Inc.	6.625%	9/15/2029	10	10
	Newell Brands Inc.	6.375%	5/15/2030	5	5
	Newell Brands Inc.	6.625%	5/15/2032	70	69
	Newell Brands Inc.	7.375%	4/1/2036	6	6
	Newell Brands Inc.	7.500%	4/1/2046	4	3
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/2055	650	672
	NiSource Inc.	5.250%	3/30/2028	100	103
	NiSource Inc.	5.200%	7/1/2029	700	722
	NiSource Inc.	5.400%	6/30/2033	60	62
	NiSource Inc.	5.350%	4/1/2034	400	412
	NiSource Inc.	4.800%	2/15/2044	630	565
	NiSource Inc.	3.950%	3/30/2048	50	39
	NiSource Inc.	5.850%	4/1/2055	260	259
[5]	Nissan Motor Acceptance Co. LLC	5.625%	9/29/2028	5	5
[5]	Nissan Motor Acceptance Co. LLC	5.550%	9/13/2029	10	10
[5]	Nissan Motor Acceptance Co. LLC	6.125%	9/30/2030	25	25
	Norfolk Southern Corp.	3.050%	5/15/2050	120	79
	Norfolk Southern Corp.	5.950%	3/15/2064	150	153
	Northern States Power Co.	6.250%	6/1/2036	34	37
	Northern States Power Co.	5.650%	5/15/2055	430	430
	Northern Trust Corp.	5.117%	11/19/2040	1,073	1,068
	Northrop Grumman Corp.	5.250%	5/1/2050	545	519
[5]	Novelis Corp.	4.750%	1/30/2030	27	26
[5]	Novelis Corp.	3.875%	8/15/2031	95	87
[5]	NRG Energy Inc.	5.750%	7/15/2029	5	5
[5]	NRG Energy Inc.	5.750%	1/15/2034	15	15
[5]	NRG Energy Inc.	6.250%	11/1/2034	75	77
[5]	NRG Energy Inc.	6.000%	1/15/2036	20	20
	Nucor Corp.	4.400%	5/1/2048	70	60
	Nucor Corp.	3.850%	4/1/2052	50	38
	NuStar Logistics LP	6.375%	10/1/2030	20	21
	Occidental Petroleum Corp.	7.500%	5/1/2031	44	50
	Occidental Petroleum Corp.	6.450%	9/15/2036	15	16
	Occidental Petroleum Corp.	6.600%	3/15/2046	10	10
	Occidental Petroleum Corp.	6.050%	10/1/2054	175	168
	OGE Energy Corp.	5.450%	5/15/2029	150	155
	Ohio Power Co.	5.650%	6/1/2034	500	521
[5]	Olympus Water US Holding Corp.	7.250%	6/15/2031	5	5
[5]	Olympus Water US Holding Corp.	7.250%	2/15/2033	40	40
	Omega Healthcare Investors Inc.	3.625%	10/1/2029	336	326
	Omega Healthcare Investors Inc.	3.375%	2/1/2031	185	173
	Omnicom Group Inc.	3.375%	3/1/2041	100	76
[5]	Omnis Funding Trust	6.722%	5/15/2055	350	368
	OneMain Finance Corp.	3.500%	1/15/2027	15	15
	OneMain Finance Corp.	3.875%	9/15/2028	35	34
	OneMain Finance Corp.	6.125%	5/15/2030	5	5
	OneMain Finance Corp.	6.500%	3/15/2033	15	15
	OneMain Finance Corp.	6.750%	9/15/2033	10	10
	Oracle Corp.	4.800%	8/3/2028	700	705
	Oracle Corp.	4.450%	9/26/2030	2,279	2,224
	Oracle Corp.	4.800%	9/26/2032	231	224
	Oracle Corp.	5.200%	9/26/2035	625	596
	Oracle Corp.	3.600%	4/1/2040	430	318
	Oracle Corp.	3.650%	3/25/2041	150	109
	Oracle Corp.	5.875%	9/26/2045	313	281
	Oracle Corp.	3.850%	4/1/2060	1,793	1,087
[5]	Organon & Co.	4.125%	4/30/2028	13	13
[5]	Organon & Co.	6.750%	5/15/2034	15	15
[5]	Osaic Holdings Inc.	6.750%	8/1/2032	5	5
	Otis Worldwide Corp.	5.131%	9/4/2035	241	244

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Outfront Media Capital LLC	7.375%	2/15/2031	3	3
[5]	Owens-Brockway Glass Container Inc.	7.250%	5/15/2031	21	21
[5]	Owens-Brockway Glass Container Inc.	7.375%	6/1/2032	9	9
	Pacific Gas & Electric Co.	3.000%	6/15/2028	100	97
	Pacific Gas & Electric Co.	5.550%	5/15/2029	970	1,002
	Pacific Gas & Electric Co.	2.500%	2/1/2031	140	127
	Pacific Gas & Electric Co.	6.150%	1/15/2033	130	138
	Pacific Gas & Electric Co.	4.500%	7/1/2040	430	374
	Pacific Gas & Electric Co.	4.750%	2/15/2044	40	34
	Pacific Gas & Electric Co.	3.500%	8/1/2050	100	68
[5]	Panther Escrow Issuer LLC	7.125%	6/1/2031	5	5
	Paramount Global	4.950%	1/15/2031	38	36
	Paramount Global	4.200%	5/19/2032	100	90
	Paramount Global	6.875%	4/30/2036	100	98
	Paramount Global	4.375%	3/15/2043	300	206
[5]	Park Intermediate Holdings LLC	7.000%	2/1/2030	5	5
[5]	Pattern Energy Operations LP	4.500%	8/15/2028	72	71
	Paychex Inc.	5.350%	4/15/2032	150	155
	PECO Energy Co.	4.150%	10/1/2044	130	109
[5]	Penn Entertainment Inc.	5.625%	1/15/2027	5	5
[5]	Penske Truck Leasing Co. LP	6.050%	8/1/2028	155	161
[5]	Penske Truck Leasing Co. LP	6.200%	6/15/2030	56	60
	PepsiCo Inc.	4.200%	7/18/2052	25	20
[5]	Performance Food Group Inc.	6.125%	9/15/2032	10	10
[5]	Permian Resources Operating LLC	5.875%	7/1/2029	10	10
[5]	Permian Resources Operating LLC	7.000%	1/15/2032	13	14
[5]	Permian Resources Operating LLC	6.250%	2/1/2033	15	15
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/2043	260	250
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/2053	400	379
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/2063	155	144
	Philip Morris International Inc.	5.125%	2/15/2030	105	108
	Philip Morris International Inc.	4.250%	10/29/2032	1,380	1,357
	Philip Morris International Inc.	5.750%	11/17/2032	224	239
	Philip Morris International Inc.	5.375%	2/15/2033	165	172
	Philip Morris International Inc.	4.875%	4/30/2035	1,535	1,531
[7]	Philip Morris International Inc.	2.000%	5/9/2036	1,200	1,195
[7]	Philip Morris International Inc.	1.450%	8/1/2039	1,100	937
	Philip Morris International Inc.	4.250%	11/10/2044	440	374
[5]	Phinia Inc.	6.625%	10/15/2032	5	5
	Pinnacle Bank	5.625%	2/15/2028	250	255
	Pinnacle Bank	5.957%	1/15/2036	263	265
	Pinnacle Financial Partners Inc.	6.168%	11/1/2030	635	662
	Pinnacle West Capital Corp.	4.900%	5/15/2028	220	224
	Pioneer Natural Resources Co.	1.900%	8/15/2030	150	136
	Plains All American Pipeline LP	4.700%	1/15/2031	150	151
	Plains All American Pipeline LP	5.600%	1/15/2036	200	203
	Plains All American Pipeline LP	4.900%	2/15/2045	30	26
	PNC Financial Services Group Inc.	5.492%	5/14/2030	1,400	1,457
	PNC Financial Services Group Inc.	5.068%	1/24/2034	390	397
	PNC Financial Services Group Inc.	5.939%	8/18/2034	160	171
	PNC Financial Services Group Inc.	6.875%	10/20/2034	585	657
	PNC Financial Services Group Inc.	5.676%	1/22/2035	700	734
	PNC Financial Services Group Inc.	5.575%	1/29/2036	840	872
	PNC Financial Services Group Inc.	5.423%	1/25/2041	540	540
[5]	Post Holdings Inc.	6.250%	2/15/2032	5	5
[5]	Post Holdings Inc.	6.375%	3/1/2033	6	6
[5]	Post Holdings Inc.	6.500%	3/15/2036	15	15
	Procter & Gamble Co.	4.100%	11/3/2032	630	625
[7]	Prologis Euro Finance LLC	3.875%	9/22/2037	637	748
	Prudential Financial Inc.	3.935%	12/7/2049	260	201
[4]	Prudential Financial Inc.	4.350%	2/25/2050	65	54
[4]	Prudential Financial Inc.	3.700%	3/13/2051	70	52
	Prudential Financial Inc.	6.500%	3/15/2054	130	137
[5]	PSEG Power LLC	5.200%	5/15/2030	1,115	1,144
	Public Service Co. of Colorado	4.050%	9/15/2049	230	180
[4]	Public Service Electric & Gas Co.	3.600%	12/1/2047	100	75
[4]	Public Service Electric & Gas Co.	5.125%	3/15/2053	160	149
[4]	Public Service Electric & Gas Co.	5.625%	1/1/2056	900	901
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	1,010	1,039
	Public Service Enterprise Group Inc.	5.400%	3/15/2035	300	308

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Qnity Electronics Inc.	5.750%	8/15/2032	25	25
[5]	Quikrete Holdings Inc.	6.375%	3/1/2032	15	16
[5]	Quikrete Holdings Inc.	6.750%	3/1/2033	30	31
[5]	Radiology Partners Inc.	8.500%	7/15/2032	15	16
[5]	Range Resources Corp.	4.750%	2/15/2030	70	69
[5]	Raven Acquisition Holdings LLC	6.875%	11/15/2031	5	5
	Realty Income Corp.	4.850%	3/15/2030	165	169
	Regions Financial Corp.	5.722%	6/6/2030	1,257	1,312
	Regions Financial Corp.	5.502%	9/6/2035	580	595
[5]	RHP Hotel Properties LP	6.500%	4/1/2032	5	5
[5]	RHP Hotel Properties LP	6.500%	6/15/2033	5	5
[5]	Rivers Enterprise Borrower LLC	6.625%	2/1/2033	3	3
[5]	Rivers Enterprise Lender LLC	6.250%	10/15/2030	5	5
[5]	Rocket Cos. Inc.	6.500%	8/1/2029	5	5
[5]	Rocket Cos. Inc.	6.125%	8/1/2030	10	10
[5]	Rocket Cos. Inc.	7.125%	2/1/2032	1	1
[5]	Rocket Cos. Inc.	6.375%	8/1/2033	95	99
[5]	Rocket Mortgage LLC	2.875%	10/15/2026	9	9
[5]	Rocket Mortgage LLC	3.875%	3/1/2031	10	9
[5]	Rocket Software Inc.	9.000%	11/28/2028	10	10
[5]	Rocket Software Inc.	6.500%	2/15/2029	70	62
[5]	Rockies Express Pipeline LLC	6.750%	3/15/2033	5	5
[5]	Roller Bearing Co. of America Inc.	4.375%	10/15/2029	5	5
	RPM International Inc.	4.550%	3/1/2029	115	116
	RTX Corp.	4.875%	10/15/2040	557	537
	RTX Corp.	6.400%	3/15/2054	633	698
[5]	Ryan Specialty LLC	4.375%	2/1/2030	70	68
[5]	Ryan Specialty LLC	5.875%	8/1/2032	13	13
	Ryder System Inc.	4.300%	12/1/2030	265	264
	Sabine Pass Liquefaction LLC	4.500%	5/15/2030	889	894
	Sabra Health Care LP	3.900%	10/15/2029	1	1
	Sabra Health Care LP	3.200%	12/1/2031	320	293
	San Diego Gas & Electric Co.	5.550%	4/15/2054	140	136
	SBA Communications Corp.	3.125%	2/1/2029	17	16
[5]	Science Applications International Corp.	5.875%	11/1/2033	5	5
[5]	Scripps Escrow II Inc.	3.875%	1/15/2029	5	5
[5]	Sealed Air Corp.	6.125%	2/1/2028	9	9
[5]	Sealed Air Corp.	5.000%	4/15/2029	3	3
[5]	Service Properties Trust	0.000%	9/30/2027	5	5
	Service Properties Trust	5.500%	12/15/2027	5	5
	Service Properties Trust	8.375%	6/15/2029	81	82
[4]	Shell Finance US Inc.	4.375%	5/11/2045	70	60
[4]	Shell Finance US Inc.	3.750%	9/12/2046	141	110
	Sherwin-Williams Co.	4.500%	6/1/2047	80	68
[5]	Shift4 Payments LLC	6.750%	8/15/2032	6	6
[5]	Sirius XM Radio LLC	5.000%	8/1/2027	10	10
[5]	Six Flags Entertainment Corp.	8.625%	1/15/2032	5	5
[5]	Six Flags Entertainment Corp.	6.625%	5/1/2032	5	5
	Sixth Street Lending Partners	6.125%	7/15/2030	530	542
[5]	SM Energy Co.	8.375%	7/1/2028	2	2
[5]	SM Energy Co.	8.625%	11/1/2030	35	37
[5]	SM Energy Co.	8.750%	7/1/2031	11	12
[5]	SM Energy Co.	7.000%	8/1/2032	23	23
[5]	SM Energy Co.	9.625%	6/15/2033	25	27
	Southern California Edison Co.	5.650%	10/1/2028	600	621
[4]	Southern California Edison Co.	4.200%	3/1/2029	100	100
	Southern California Edison Co.	5.450%	6/1/2031	1,140	1,180
	Southern California Edison Co.	4.500%	9/1/2040	50	44
[4]	Southern California Edison Co.	3.900%	3/15/2043	50	38
	Southern California Edison Co.	4.000%	4/1/2047	50	38
	Southern California Gas Co.	3.750%	9/15/2042	50	40
	Southern Co.	5.700%	10/15/2032	100	106
	Southern Co.	4.400%	7/1/2046	30	25
[4]	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	130	131
[4]	Southern Power Co.	4.250%	10/1/2030	170	170
	Southwest Airlines Co.	2.625%	2/10/2030	68	63
	Sprint Capital Corp.	6.875%	11/15/2028	1,900	2,038
	Sprint Capital Corp.	8.750%	3/15/2032	78	94
[5]	SS&C Technologies Inc.	5.500%	9/30/2027	19	19
[5]	Standard Building Solutions Inc.	6.500%	8/15/2032	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Standard Building Solutions Inc.	6.250%	8/1/2033	5	5
[5]	Star Parent Inc.	9.000%	10/1/2030	8	9
	Starbucks Corp.	3.500%	11/15/2050	125	88
[5]	Starwood Property Trust Inc.	6.000%	4/15/2030	80	82
[5]	Starwood Property Trust Inc.	6.500%	10/15/2030	5	5
	State Street Corp.	4.784%	10/23/2036	703	694
[5]	Stellantis Financial Services US Corp.	4.950%	9/15/2028	1,115	1,131
	Stryker Corp.	5.200%	2/10/2035	25	26
	Sun Communities Operating LP	2.300%	11/1/2028	200	190
[5]	Sunoco LP	7.000%	9/15/2028	10	10
[5]	Sunoco LP	5.625%	3/15/2031	10	10
[5]	Sunoco LP	7.875%	Perpetual	15	15
[5]	Talen Energy Supply LLC	6.250%	2/1/2034	15	15
[5]	Talen Energy Supply LLC	6.500%	2/1/2036	10	10
[5]	Tallgrass Energy Partners LP	7.375%	2/15/2029	70	73
[5]	Tallgrass Energy Partners LP	6.000%	12/31/2030	7	7
[5]	Tallgrass Energy Partners LP	6.750%	3/15/2034	15	15
	Targa Resources Corp.	6.150%	3/1/2029	310	327
	Targa Resources Corp.	6.125%	3/15/2033	153	163
	Targa Resources Corp.	6.500%	3/30/2034	600	656
	Targa Resources Corp.	6.500%	2/15/2053	28	29
	Tenet Healthcare Corp.	4.250%	6/1/2029	13	13
	Tenet Healthcare Corp.	4.375%	1/15/2030	5	5
	Tenet Healthcare Corp.	6.750%	5/15/2031	10	10
[5]	Tenet Healthcare Corp.	5.500%	11/15/2032	20	20
[9]	Time Warner Cable LLC	5.750%	6/2/2031	2,100	2,905
	Time Warner Cable LLC	5.875%	11/15/2040	343	315
[9]	Time Warner Cable LLC	5.250%	7/15/2042	300	345
	Time Warner Cable LLC	4.500%	9/15/2042	75	58
	T-Mobile USA Inc.	3.375%	4/15/2029	245	239
	Toll Brothers Finance Corp.	3.800%	11/1/2029	65	64
[5]	TopBuild Corp.	3.625%	3/15/2029	5	5
[5]	TopBuild Corp.	4.125%	2/15/2032	5	5
[5]	TopBuild Corp.	5.625%	1/31/2034	10	10
[4]	Toyota Motor Credit Corp.	4.200%	1/10/2031	1,015	1,013
	Toyota Motor Credit Corp.	5.100%	3/21/2031	590	612
[4]	Toyota Motor Credit Corp.	4.800%	1/11/2036	200	198
[5]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/2031	410	421
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/2028	5	5
[5]	Transcontinental Gas Pipe Line Co. LLC	5.750%	3/15/2056	550	546
[5]	TransDigm Inc.	6.750%	8/15/2028	3	3
[5]	TransDigm Inc.	6.375%	3/1/2029	18	19
[5]	TransDigm Inc.	7.125%	12/1/2031	7	7
[5]	TransDigm Inc.	6.625%	3/1/2032	2	2
[5]	TransDigm Inc.	6.375%	5/31/2033	35	36
[5]	Transocean International Ltd.	8.250%	5/15/2029	5	5
[5]	Transocean International Ltd.	8.750%	2/15/2030	54	56
[5]	Transocean International Ltd.	8.500%	5/15/2031	2	2
[5]	Transocean International Ltd.	7.875%	10/15/2032	5	5
	Travelers Cos. Inc.	3.750%	5/15/2046	260	204
[4]	Truist Financial Corp.	5.071%	5/20/2031	1,205	1,235
[4]	Truist Financial Corp.	4.964%	10/23/2036	250	246
	Uber Technologies Inc.	4.300%	1/15/2030	185	186
	Uber Technologies Inc.	4.150%	1/15/2031	1,325	1,314
	Uber Technologies Inc.	4.800%	9/15/2034	230	229
	Uber Technologies Inc.	4.800%	9/15/2035	520	514
	Uber Technologies Inc.	5.350%	9/15/2054	650	617
[5]	UKG Inc.	6.875%	2/1/2031	10	10
	Union Electric Co.	4.000%	4/1/2048	65	52
	Union Electric Co.	3.250%	10/1/2049	75	52
	Union Electric Co.	3.900%	4/1/2052	150	114
	Union Electric Co.	5.250%	1/15/2054	250	234
	Union Pacific Corp.	3.250%	2/5/2050	270	187
	Union Pacific Corp.	3.839%	3/20/2060	35	25
[10]	United Airlines Holdings Inc.	5.375%	3/1/2031	5	5
[5]	United Airlines Inc.	4.375%	4/15/2026	27	27
[5]	United Airlines Inc.	4.625%	4/15/2029	35	35
[4]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/2027	20	20
	United Parcel Service Inc.	6.050%	5/14/2065	300	310
	UnitedHealth Group Inc.	5.350%	2/15/2033	100	104

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	4.500%	4/15/2033	275	271
	UnitedHealth Group Inc.	5.000%	4/15/2034	30	30
	UnitedHealth Group Inc.	5.300%	6/15/2035	150	154
	UnitedHealth Group Inc.	2.750%	5/15/2040	100	74
	UnitedHealth Group Inc.	4.375%	3/15/2042	215	188
	UnitedHealth Group Inc.	3.250%	5/15/2051	100	67
	UnitedHealth Group Inc.	5.375%	4/15/2054	265	248
	UnitedHealth Group Inc.	6.050%	2/15/2063	200	203
	UnitedHealth Group Inc.	5.200%	4/15/2063	715	636
[5]	Univision Communications Inc.	4.500%	5/1/2029	2	2
[5]	Univision Communications Inc.	7.375%	6/30/2030	18	18
[5]	Univision Communications Inc.	8.500%	7/31/2031	70	73
[5]	Univision Communications Inc.	9.375%	8/1/2032	15	16
	US Bancorp	5.775%	6/12/2029	350	363
	US Bancorp	5.384%	1/23/2030	190	197
	US Bancorp	5.083%	5/15/2031	651	669
[4]	US Bancorp	4.967%	7/22/2033	25	25
	US Bancorp	5.850%	10/21/2033	377	403
	US Bancorp	4.839%	2/1/2034	220	221
	US Bancorp	5.836%	6/12/2034	276	292
[5]	US Foods Inc.	6.875%	9/15/2028	2	2
[5]	US Foods Inc.	4.750%	2/15/2029	9	9
[5]	US Foods Inc.	5.750%	4/15/2033	5	5
[5]	UWM Holdings LLC	6.625%	2/1/2030	5	5
[5]	Vail Resorts Inc.	5.625%	7/15/2030	15	15
[5]	Vail Resorts Inc.	6.500%	5/15/2032	13	13
[5]	Valaris Ltd.	8.375%	4/30/2030	14	15
[5]	Venture Global Calcasieu Pass LLC	3.875%	8/15/2029	25	24
[5]	Venture Global LNG Inc.	9.500%	2/1/2029	12	13
[5]	Venture Global LNG Inc.	8.375%	6/1/2031	36	37
[5]	Venture Global LNG Inc.	9.875%	2/1/2032	5	5
[5]	Venture Global Plaquemines LNG LLC	6.125%	12/15/2030	5	5
[5]	Venture Global Plaquemines LNG LLC	6.500%	1/15/2034	5	5
[5]	Venture Global Plaquemines LNG LLC	6.500%	6/15/2034	25	26
[5]	Venture Global Plaquemines LNG LLC	6.750%	1/15/2036	15	16
	Verisk Analytics Inc.	5.500%	6/15/2045	100	97
	Verizon Communications Inc.	1.500%	9/18/2030	285	252
	Verizon Communications Inc.	4.750%	1/15/2033	688	688
	Verizon Communications Inc.	4.400%	11/1/2034	330	318
	Verizon Communications Inc.	5.250%	3/16/2037	170	170
	Verizon Communications Inc.	4.812%	3/15/2039	110	104
	Verizon Communications Inc.	2.650%	11/20/2040	75	53
	Verizon Communications Inc.	3.400%	3/22/2041	560	436
	Verizon Communications Inc.	3.875%	3/1/2052	130	96
	Verizon Communications Inc.	5.875%	11/30/2055	952	940
	Verizon Communications Inc.	2.987%	10/30/2056	990	586
	Verizon Communications Inc.	3.000%	11/20/2060	50	29
	Verizon Communications Inc.	3.700%	3/22/2061	85	57
[5]	Versant Media Group Inc.	7.250%	1/30/2031	5	5
[4]	Virginia Electric & Power Co.	4.200%	5/15/2045	150	124
	Virginia Electric & Power Co.	5.450%	4/1/2053	100	95
	Virginia Electric & Power Co.	5.350%	1/15/2054	350	330
[5]	Vistra Operations Co. LLC	5.625%	2/15/2027	22	22
[5]	Vistra Operations Co. LLC	5.000%	7/31/2027	7	8
[5]	Vistra Operations Co. LLC	4.300%	10/15/2028	810	810
[5]	Vistra Operations Co. LLC	7.750%	10/15/2031	3	3
	VMware LLC	1.800%	8/15/2028	400	379
	VMware LLC	4.700%	5/15/2030	130	132
	VMware LLC	2.200%	8/15/2031	220	196
	Walt Disney Co.	6.650%	11/15/2037	70	80
	Walt Disney Co.	2.750%	9/1/2049	45	28
[4]	Warnermedia Holdings Inc.	4.279%	3/15/2032	25	22
[4]	Warnermedia Holdings Inc.	5.050%	3/15/2042	6	4
[4]	Warnermedia Holdings Inc.	5.141%	3/15/2052	37	25
	Waste Connections Inc.	5.250%	9/1/2035	330	340
	Waste Management Inc.	5.350%	10/15/2054	300	292
[5]	Wayfair LLC	7.250%	10/31/2029	3	3
	WEC Energy Group Inc.	1.800%	10/15/2030	800	712
[4]	Wells Fargo & Co.	2.393%	6/2/2028	340	333
[4]	Wells Fargo & Co.	3.350%	3/2/2033	400	373

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wells Fargo & Co.	5.389%	4/24/2034	250	258
[4]	Wells Fargo & Co.	5.557%	7/25/2034	284	296
	Wells Fargo & Co.	4.960%	1/23/2037	1,610	1,597
[4]	Wells Fargo & Co.	3.068%	4/30/2041	320	247
	Wells Fargo & Co.	5.375%	11/2/2043	90	87
[4]	Wells Fargo & Co.	4.400%	6/14/2046	60	50
[4]	Wells Fargo & Co.	5.013%	4/4/2051	80	73
[4]	Wells Fargo & Co.	4.611%	4/25/2053	50	43
[4]	Wells Fargo Bank NA	6.600%	1/15/2038	100	111
[5]	WESCO Distribution Inc.	6.375%	3/15/2029	10	10
[5]	WESCO Distribution Inc.	6.625%	3/15/2032	5	5
[5]	WESCO Distribution Inc.	6.375%	3/15/2033	10	10
	Western Digital Corp.	4.750%	2/15/2026	5	5
	Western Midstream Operating LP	4.500%	3/1/2028	49	49
	Western Midstream Operating LP	4.750%	8/15/2028	104	105
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	590	602
[5]	WEX Inc.	6.500%	3/15/2033	10	10
	Whirlpool Corp.	6.125%	6/15/2030	10	10
	Whirlpool Corp.	6.500%	6/15/2033	30	30
	Williams Cos. Inc.	5.300%	8/15/2028	225	232
	Williams Cos. Inc.	4.800%	11/15/2029	425	434
	Williams Cos. Inc.	4.650%	8/15/2032	80	80
	Williams Cos. Inc.	5.150%	3/15/2036	1,030	1,025
	Williams Cos. Inc.	6.300%	4/15/2040	65	70
	Willis North America Inc.	2.950%	9/15/2029	85	81
	Willis North America Inc.	3.875%	9/15/2049	70	53
	Wisconsin Power & Light Co.	5.700%	12/15/2055	310	306
	Workday Inc.	3.700%	4/1/2029	140	138
[5]	WR Grace Holdings LLC	5.625%	8/15/2029	5	5
[5]	WR Grace Holdings LLC	7.375%	3/1/2031	4	4
[5]	WR Grace Holdings LLC	6.625%	8/15/2032	3	3
[5]	WR Grace Holdings LLC	7.000%	8/1/2033	5	5
[5]	WULF Compute LLC	7.750%	10/15/2030	17	18
[5]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/2028	15	15
[5]	XHR LP	4.875%	6/1/2029	5	5
[5]	XHR LP	6.625%	5/15/2030	5	5
[5]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/2027	70	69
[5]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/2029	10	10
[5]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/2031	5	5
	Zoetis Inc.	4.700%	2/1/2043	129	118
	Zoetis Inc.	3.950%	9/12/2047	70	56
					356,096
Zambia (0.0%)
[5]	First Quantum Minerals Ltd.	8.000%	3/1/2033	45	49
[5]	First Quantum Minerals Ltd.	7.250%	2/15/2034	5	5
					54
Total Corporate Bonds (Cost $672,576)					684,904
Floating Rate Loan Interests (0.0%)
Ireland (0.0%)
[8]	Setanta Aircraft Leasing DAC First Lien Term Loan B, TSFR3M + 1.750%	5.422%	11/6/2028	31	31
United States (0.0%)
[8]	AAdvantage Loyalty IP Ltd. First Lien Term Loan, TSFR3M + 2.250%	5.918%	4/20/2028	14	14
[8]	Bausch + Lomb Corp. First Lien Refinancing Term Loan, TSFR1M + 3.750%	7.422%	1/15/2031	5	5
[8]	Endo Finance Holdings LP First Lien Refinancing Term Loan, TSFR1M + 3.750%	7.422%	4/23/2031	3	3
[8]	McAfee Corp. First Lien Term Loan B-1, TSFR1M + 3.000%	6.672%	3/1/2029	10	8
					30
Total Floating Rate Loan Interests (Cost $62)					61
Sovereign Bonds (23.6%)
Australia (0.5%)
[7]	Queensland Treasury Corp.	3.250%	5/21/2035	1,640	1,939
[7]	Treasury Corp. of Victoria	3.625%	9/29/2040	2,516	2,971
					4,910
Azerbaijan (0.2%)
[4,11]	Southern Gas Corridor CJSC	6.875%	3/24/2026	1,505	1,513

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Belgium (0.1%)
[4]	Kingdom of Belgium	4.875%	6/10/2055	1,286	1,146
Bermuda (0.1%)
[4]	Bermuda	5.000%	7/15/2032	500	504
Bulgaria (0.2%)
[7]	Bulgarian Energy Holding EAD	4.250%	6/19/2030	700	827
[4,7]	Republic of Bulgaria	3.500%	5/7/2034	909	1,086
[4,7]	Republic of Bulgaria	4.125%	5/7/2038	154	184
					2,097
Canada (0.6%)
[12]	Canadian Government Bond	3.500%	12/1/2045	536	380
[12]	Canadian Government Bond	2.750%	12/1/2048	474	292
[12]	Canadian Government Bond	1.750%	12/1/2053	573	269
[4,5,10]	CPPIB Capital Inc.	3.875%	2/15/2031	1,398	1,395
[4,7]	OMERS Finance Trust	3.250%	1/28/2035	1,483	1,759
[7,10]	Province of Manitoba	3.350%	2/4/2036	1,185	1,406
					5,501
Chile (0.1%)
[4]	Empresa Nacional del Petroleo	5.250%	11/6/2029	452	460
Cyprus (0.4%)
[4,7]	Republic of Cyprus	3.250%	1/28/2036	3,429	4,067
Dominican Republic (0.4%)
[4]	Dominican Republic	5.950%	1/25/2027	935	947
[4]	Dominican Republic	5.500%	2/22/2029	150	152
[4]	Dominican Republic	4.500%	1/30/2030	1,465	1,430
[4]	Dominican Republic	4.875%	9/23/2032	1,200	1,149
					3,678
Egypt (0.0%)
[4,7]	Arab Republic of Egypt	4.750%	4/16/2026	210	249
France (1.7%)
[4,10]	Agence Francaise de Developpement	4.125%	2/4/2031	4,400	4,386
[7]	Caisse d'Amortissement de la Dette Sociale	2.375%	9/24/2028	3,600	4,266
[4,5]	Caisse d'Amortissement de la Dette Sociale	4.000%	2/12/2031	4,756	4,736
[4,5]	Electricite de France SA	5.700%	5/23/2028	315	326
[5,7]	French Republic	4.100%	5/25/2046	1,793	2,118
					15,832
Germany (1.7%)
[7]	Federal Republic of Germany	1.700%	8/15/2032	5,032	5,668
[7]	Federal Republic of Germany	2.500%	11/15/2032	70	83
[7]	Federal Republic of Germany	4.750%	7/4/2040	606	850
[7]	Federal Republic of Germany	2.600%	5/15/2041	1,845	2,022
[7]	Federal Republic of Germany	3.250%	7/4/2042	2,047	2,422
[7]	Federal Republic of Germany	2.500%	7/4/2044	1,188	1,248
[7]	Federal Republic of Germany	1.250%	8/15/2048	1,369	1,069
[4,7]	Federal Republic of Germany	0.000%	8/15/2050	2,211	1,131
[4,7]	Federal Republic of Germany	1.800%	8/15/2053	378	315
[7]	Federal Republic of Germany	2.900%	8/15/2056	506	532
[4,7]	State of North Rhine-Westphalia Germany	3.800%	1/14/2056	898	1,071
					16,411
Greece (0.7%)
[5,7]	Hellenic Republic	3.375%	6/16/2036	4,310	5,071
[5,7]	Hellenic Republic	4.375%	7/18/2038	607	772
[7]	Hellenic Republic	4.200%	1/30/2042	213	263
[5,7]	Hellenic Republic	4.125%	6/15/2054	752	874
					6,980
Guatemala (0.2%)
[4]	Republic of Guatemala	4.900%	6/1/2030	687	684
[4]	Republic of Guatemala	7.050%	10/4/2032	992	1,083
					1,767
Hungary (0.9%)
[4,7,13]	Magyar Export-Import Bank Zrt.	6.000%	5/16/2029	3,883	4,928
[4]	Republic of Hungary	6.250%	9/22/2032	404	429

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Republic of Hungary	4.250%	5/26/2033	1,960	2,334
[4,7]	Republic of Hungary	5.375%	9/12/2033	71	90
[4]	Republic of Hungary	6.000%	9/26/2035	210	217
[4]	Republic of Hungary	6.750%	9/23/2055	600	625
					8,623
Iceland (0.2%)
[7]	Republic of Iceland	2.625%	5/27/2030	1,992	2,346
Indonesia (1.0%)
[4]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/2027	200	199
[4]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/2028	800	817
[7]	Republic of Indonesia	1.450%	9/18/2026	545	641
[4,7]	Republic of Indonesia	3.650%	9/10/2032	224	265
[7]	Republic of Indonesia	1.100%	3/12/2033	230	226
[7]	Republic of Indonesia	3.750%	10/16/2033	6,380	7,481
					9,629
Israel (0.5%)
[4]	State of Israel	5.375%	2/19/2030	720	743
[4]	State of Israel	4.500%	1/13/2031	3,115	3,098
[4]	State of Israel	5.750%	3/12/2054	520	498
					4,339
Italy (1.2%)
[4,5]	Cassa Depositi e Prestiti SpA	5.875%	4/30/2029	2,944	3,097
[4]	Cassa Depositi e Prestiti SpA	5.875%	4/30/2029	2,059	2,167
[4,5]	Cassa Depositi e Prestiti SpA	4.375%	10/1/2030	4,253	4,244
[4]	Cassa Depositi e Prestiti SpA	4.375%	10/1/2030	1,987	1,985
					11,493
Japan (0.1%)
[4,14]	Japan	0.400%	3/20/2050	420,350	1,357
Kazakhstan (0.2%)
[4]	Development Bank of Kazakhstan JSC	5.500%	4/15/2027	281	285
[4,5]	Republic of Kazakhstan	4.412%	10/28/2030	1,817	1,798
					2,083
Latvia (0.1%)
[4,5]	Republic of Latvia	5.125%	7/30/2034	565	573
Lithuania (0.9%)
[4,7]	Republic of Lithuania	3.625%	3/10/2036	6,989	8,236
Luxembourg (0.3%)
[7]	State of the Grand-Duchy of Luxembourg	2.900%	9/17/2035	2,504	2,942
Mexico (1.8%)
	Petroleos Mexicanos	8.750%	6/2/2029	2,558	2,746
	Petroleos Mexicanos	6.840%	1/23/2030	660	675
[4]	United Mexican States	4.750%	4/27/2032	1,404	1,366
[4]	United Mexican States	5.850%	7/2/2032	1,754	1,797
[4]	United Mexican States	5.375%	3/22/2033	1,009	998
[4]	United Mexican States	4.875%	5/19/2033	478	457
[7]	United Mexican States	4.875%	5/16/2036	1,210	1,432
[4]	United Mexican States	6.875%	5/13/2037	4,359	4,622
[4]	United Mexican States	6.750%	2/9/2056	2,791	2,761
					16,854
Morocco (0.2%)
[4]	Kingdom of Morocco	2.375%	12/15/2027	1,250	1,204
[4,5]	OCP SA	6.100%	4/30/2030	1,107	1,151
					2,355
Nigeria (0.0%)
[4,5]	Federal Republic of Nigeria	8.631%	1/13/2036	292	312
Oman (0.3%)
[4]	Oman Government Bond	4.750%	6/15/2026	405	405
[4]	Oman Government Bond	6.750%	10/28/2027	1,990	2,067
					2,472
Panama (0.1%)
[4]	Republic of Panama	2.252%	9/29/2032	890	736

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Peru (0.2%)
[4]	Republic of Peru	2.783%	1/23/2031	2,000	1,846
Philippines (0.1%)
[7]	Republic of the Philippines	3.625%	2/4/2032	746	890
Portugal (0.1%)
[4,5,7]	Portuguese Republic	3.625%	6/12/2054	1,154	1,291
Romania (0.4%)
[4,5]	Republic of Romania	5.750%	9/16/2030	778	802
[4,7]	Republic of Romania	5.375%	3/22/2031	835	1,046
[4,7]	Republic of Romania	2.124%	7/16/2031	302	321
[4,7]	Republic of Romania	5.125%	9/24/2031	140	172
[4,7]	Republic of Romania	5.875%	7/11/2032	130	164
[4]	Republic of Romania	7.125%	1/17/2033	590	645
[4,7]	Republic of Romania	5.375%	6/7/2033	670	819
					3,969
Saudi Arabia (1.0%)
[4,5]	Kingdom of Saudi Arabia	5.875%	1/12/2056	6,850	6,673
[4]	KSA Sukuk Ltd.	4.303%	1/19/2029	2,007	2,009
[4,5,10]	Saudi Arabian Oil Co.	4.375%	2/2/2031	1,200	1,191
					9,873
Serbia (0.4%)
[4,7]	Serbia International Bond	3.125%	5/15/2027	1,830	2,165
[4,7]	Serbia International Bond	1.500%	6/26/2029	1,300	1,436
[4]	Serbia International Bond	2.125%	12/1/2030	200	176
					3,777
Slovakia (0.3%)
[7]	Slovakia Government Bond	3.750%	2/27/2040	2,788	3,236
South Africa (0.1%)
[4,5]	Republic of South Africa	7.250%	12/11/2055	890	863
South Korea (0.1%)
[4]	Korea Electric Power Corp.	5.375%	4/6/2026	930	932
Spain (1.1%)
[7]	Adif Alta Velocidad	3.125%	1/31/2030	1,700	2,037
[7]	Adif Alta Velocidad	3.625%	4/30/2035	2,100	2,510
[7]	City of Madrid Spain	3.360%	10/31/2035	3,040	3,579
[5,7]	Kingdom of Spain	3.300%	4/30/2036	1,619	1,924
					10,050
Supranational (4.0%)
	African Development Bank	4.125%	1/22/2036	1,174	1,156
[4,5]	Central American Bank for Economic Integration	3.750%	1/22/2029	4,904	4,886
	Corp. Andina de Fomento	5.000%	1/24/2029	1,560	1,607
	Corp. Andina de Fomento	4.625%	1/15/2036	4,062	4,040
[4,7]	European Union	2.500%	10/14/2030	14,874	17,597
[4,7]	European Union	3.750%	10/12/2045	3,600	4,219
[4,7]	European Union	0.300%	11/4/2050	3,495	1,842
[4,7]	European Union	0.700%	7/6/2051	1,397	811
[4,7]	European Union	4.000%	10/12/2055	597	699
[4,5]	OPEC Fund for International Development	4.000%	1/23/2031	964	963
					37,820
Turkiye (0.1%)
[4]	Republic of Turkiye	7.125%	2/12/2032	560	585
United Kingdom (0.6%)
[9]	United Kingdom	4.125%	7/22/2029	965	1,330
[9]	United Kingdom	0.375%	10/22/2030	615	715
[9]	United Kingdom	4.500%	12/7/2042	570	728
[9]	United Kingdom	1.500%	7/22/2047	295	210
[9]	United Kingdom	3.750%	10/22/2053	355	377
[9]	United Kingdom	4.375%	7/31/2054	1,202	1,423
[9]	United Kingdom	5.375%	1/31/2056	295	409

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	United Kingdom	3.500%	7/22/2068	90	88
					5,280
Uzbekistan (0.3%)
[4]	Republic of Uzbekistan International Bond	5.375%	2/20/2029	200	202
[5,7]	Republic of Uzbekistan International Bond	5.100%	2/25/2029	1,878	2,300
					2,502
Zambia (0.1%)
[4]	Republic of Zambia	5.750%	6/30/2033	1,071	1,050
Total Sovereign Bonds (Cost $218,629)					223,429
Taxable Municipal Bonds (0.1%)
United States (0.1%)
	Los Angeles CA Department of Water & Power System Revenue (Cost $779)	6.574%	7/1/2045	760	822
				Shares
Temporary Cash Investments (2.7%)
Money Market Fund (2.7%)
[15]	Vanguard Market Liquidity Fund (Cost $25,614)	3.704%		256,136	25,614
Total Investments (100.6%) (Cost $937,272)					954,252
Other Assets and Liabilities—Net (-0.6%)					(5,685)
Net Assets (100%)					948,567
Cost is in $000.
1	Securities with a value of $5,122 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2	Securities with a value of $5,863 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $2,294 have been segregated as initial margin for open futures contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, the aggregate value was $98,689, representing 10.4% of net assets.
6	Face amount denominated in Australian dollars.
7	Face amount denominated in euro.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Face amount denominated in British pounds.
10	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2026.
11	Guaranteed by the Republic of Azerbaijan.
12	Face amount denominated in Canadian dollars.
13	Guaranteed by the Republic of Hungary.
14	Face amount denominated in Japanese yen.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
DAC—Designated Activity Company.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2026	248	51,706	(9)
5-Year Government of Canada Bond	March 2026	154	12,836	(46)
10-Year Government of Canada Bond	March 2026	53	4,713	(54)
10-Year U.S. Treasury Note	March 2026	128	14,314	(14)
Euro-Bobl	March 2026	108	14,928	18
Euro-Schatz	March 2026	60	7,603	4
Long Gilt	March 2026	22	2,735	(19)
Long U.S. Treasury Bond	March 2026	209	24,061	(169)
				(289)

Short Futures Contracts
5-Year U.S. Treasury Note	March 2026	(76)	(8,279)	(10)
10-Year Japanese Government Bond	March 2026	(9)	(7,654)	92
AUD 3-Year Treasury Bond	March 2026	(520)	(37,941)	35
AUD 10-Year Treasury Bond	March 2026	(133)	(10,109)	(7)
Euro-Bund	March 2026	(38)	(5,773)	(8)
Euro-Buxl	March 2026	(88)	(11,462)	31
Euro-OAT	March 2026	(25)	(3,613)	(19)
Mini 10-Year Japanese Government Bond	March 2026	(19)	(1,616)	23
Ultra 10-Year U.S. Treasury Note	March 2026	(237)	(27,055)	97
Ultra Long U.S. Treasury Bond	March 2026	(39)	(4,580)	4
				238
				(51)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	2/3/2026	AUD	107,886	USD	75,678	—	(552)
JPMorgan Chase Bank, N.A.	3/18/2026	AUD	412	USD	279	9	—
Barclays Bank plc	2/3/2026	AUD	316	USD	211	9	—
Toronto-Dominion Bank	2/3/2026	AUD	260	USD	181	—	—
State Street Bank & Trust Co.	2/3/2026	AUD	265	USD	179	6	—
JPMorgan Chase Bank, N.A.	2/3/2026	AUD	105	USD	72	1	—
State Street Bank & Trust Co.	3/18/2026	AUD	102	USD	70	—	—
JPMorgan Chase Bank, N.A.	3/18/2026	AUD	100	USD	70	—	(1)
Toronto-Dominion Bank	2/2/2026	CAD	1,512	USD	1,118	—	(8)
JPMorgan Chase Bank, N.A.	3/18/2026	CAD	94	USD	70	—	(1)
JPMorgan Chase Bank, N.A.	3/18/2026	CAD	96	USD	69	1	—
BNP Paribas	2/2/2026	CAD	88	USD	64	1	—
State Street Bank & Trust Co.	2/2/2026	CAD	73	USD	52	1	—
Deutsche Bank AG	2/2/2026	CAD	58	USD	43	—	—
Toronto-Dominion Bank	2/2/2026	CAD	48	USD	35	1	—
Toronto-Dominion Bank	2/3/2026	CAD	35	USD	26	—	—
JPMorgan Chase Bank, N.A.	3/18/2026	CHF	106	USD	140	—	(2)
JPMorgan Chase Bank, N.A.	3/18/2026	CHF	110	USD	138	4	—
State Street Bank & Trust Co.	2/3/2026	CHF	1	USD	1	—	—
State Street Bank & Trust Co.	2/3/2026	EUR	237,442	USD	283,007	—	(1,555)

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
HSBC Bank plc	2/3/2026	EUR	4,253	USD	4,983	58	—
Toronto-Dominion Bank	2/3/2026	EUR	4,099	USD	4,804	55	—
State Street Bank & Trust Co.	2/3/2026	EUR	1,732	USD	2,031	21	—
Toronto-Dominion Bank	2/3/2026	EUR	1,063	USD	1,272	—	(14)
JPMorgan Chase Bank, N.A.	3/18/2026	EUR	178	USD	208	3	—
State Street Bank & Trust Co.	3/18/2026	EUR	59	USD	71	—	(1)
State Street Bank & Trust Co.	2/3/2026	GBP	40,751	USD	56,073	—	(311)
JPMorgan Chase Bank, N.A.	2/3/2026	GBP	2,297	USD	3,072	71	—
BNP Paribas	2/3/2026	GBP	789	USD	1,087	—	(8)
Barclays Bank plc	2/3/2026	GBP	735	USD	987	19	—
State Street Bank & Trust Co.	2/3/2026	GBP	563	USD	756	14	—
Toronto-Dominion Bank	2/3/2026	GBP	407	USD	548	9	—
JPMorgan Chase Bank, N.A.	3/18/2026	GBP	103	USD	139	3	—
State Street Bank & Trust Co.	3/18/2026	GBP	51	USD	70	—	(1)
Standard Chartered Bank	2/3/2026	JPY	149,429	USD	970	—	(5)
State Street Bank & Trust Co.	2/3/2026	JPY	51,822	USD	331	5	—
JPMorgan Chase Bank, N.A.	3/18/2026	JPY	43,640	USD	277	6	—
JPMorgan Chase Bank, N.A.	3/18/2026	JPY	10,631	USD	70	—	(1)
Royal Bank of Canada	2/3/2026	JPY	7,393	USD	47	1	—
Standard Chartered Bank	2/3/2026	JPY	3,740	USD	24	—	—
JPMorgan Chase Bank, N.A.	2/3/2026	JPY	3,600	USD	23	—	—
State Street Bank & Trust Co.	3/3/2026	MXN	821	USD	47	—	(1)
UBS AG	2/4/2026	MXN	821	USD	46	1	—
JPMorgan Chase Bank, N.A.	3/18/2026	NOK	2,773	USD	279	9	—
JPMorgan Chase Bank, N.A.	3/18/2026	NOK	669	USD	70	—	—
State Street Bank & Trust Co.	3/18/2026	NZD	238	USD	141	1	—
JPMorgan Chase Bank, N.A.	3/18/2026	NZD	122	USD	70	3	—
JPMorgan Chase Bank, N.A.	3/18/2026	NZD	116	USD	70	—	—
JPMorgan Chase Bank, N.A.	3/18/2026	SEK	2,542	USD	278	7	—
JPMorgan Chase Bank, N.A.	3/18/2026	SEK	1,236	USD	140	—	(1)
JPMorgan Chase Bank, N.A.	2/3/2026	SEK	103	USD	12	—	—
JPMorgan Chase Bank, N.A.	3/3/2026	USD	75,674	AUD	107,886	551	—
Royal Bank of Canada	2/3/2026	USD	70,362	AUD	105,267	—	(2,941)
JPMorgan Chase Bank, N.A.	3/18/2026	JPY	54,320	AUD	514	—	(6)
JPMorgan Chase Bank, N.A.	3/18/2026	JPY	21,801	AUD	202	—	—
JPMorgan Chase Bank, N.A.	3/18/2026	NZD	4,185	AUD	3,603	15	—
State Street Bank & Trust Co.	2/3/2026	USD	2,291	AUD	3,428	—	(97)
JPMorgan Chase Bank, N.A.	3/18/2026	NOK	1,404	AUD	207	2	—
JPMorgan Chase Bank, N.A.	3/18/2026	SEK	1,279	AUD	207	—	—
Toronto-Dominion Bank	3/3/2026	USD	1,084	AUD	1,554	1	—
JPMorgan Chase Bank, N.A.	3/18/2026	CAD	480	AUD	515	—	(5)
JPMorgan Chase Bank, N.A.	3/18/2026	USD	347	AUD	514	—	(12)
JPMorgan Chase Bank, N.A.	3/18/2026	GBP	257	AUD	511	—	(3)
JPMorgan Chase Bank, N.A.	3/18/2026	EUR	238	AUD	414	—	(5)
JPMorgan Chase Bank, N.A.	3/18/2026	EUR	118	AUD	200	—	—
JPMorgan Chase Bank, N.A.	3/18/2026	CHF	111	AUD	207	—	(1)
JPMorgan Chase Bank, N.A.	3/18/2026	CHF	109	AUD	205	—	—
JPMorgan Chase Bank, N.A.	3/18/2026	CAD	95	AUD	100	—	—
Standard Chartered Bank	2/3/2026	USD	91	AUD	135	—	(3)
JPMorgan Chase Bank, N.A.	3/18/2026	USD	70	AUD	100	1	—
JPMorgan Chase Bank, N.A.	3/18/2026	JPY	11,189	CAD	97	1	—
JPMorgan Chase Bank, N.A.	3/18/2026	NOK	2,067	CAD	288	3	—
JPMorgan Chase Bank, N.A.	3/18/2026	SEK	1,900	CAD	287	3	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	3/18/2026	SEK	1,255	CAD	193	—	—
Toronto-Dominion Bank	3/2/2026	USD	1,145	CAD	1,547	8	—
State Street Bank & Trust Co.	2/2/2026	USD	1,138	CAD	1,556	—	(5)
State Street Bank & Trust Co.	3/18/2026	NOK	700	CAD	96	2	—
JPMorgan Chase Bank, N.A.	3/18/2026	NOK	673	CAD	95	—	—
State Street Bank & Trust Co.	3/18/2026	SEK	645	CAD	97	1	—
JPMorgan Chase Bank, N.A.	3/18/2026	AUD	413	CAD	386	4	—
State Street Bank & Trust Co.	3/18/2026	NZD	238	CAD	193	1	—
JPMorgan Chase Bank, N.A.	3/18/2026	EUR	119	CAD	193	—	(3)
JPMorgan Chase Bank, N.A.	3/18/2026	NZD	118	CAD	97	—	—
JPMorgan Chase Bank, N.A.	3/18/2026	CHF	109	CAD	192	2	—
State Street Bank & Trust Co.	3/18/2026	AUD	102	CAD	96	—	—
Bank of America, N.A.	2/2/2026	USD	75	CAD	103	—	—
JPMorgan Chase Bank, N.A.	3/18/2026	USD	70	CAD	95	—	—
State Street Bank & Trust Co.	3/18/2026	USD	69	CAD	95	—	—
State Street Bank & Trust Co.	3/18/2026	CHF	54	CAD	96	—	—
JPMorgan Chase Bank, N.A.	3/18/2026	GBP	51	CAD	95	—	—
State Street Bank & Trust Co.	2/2/2026	USD	33	CAD	45	—	—
HSBC Bank plc	2/2/2026	USD	28	CAD	39	—	—
State Street Bank & Trust Co.	2/3/2026	USD	25	CAD	35	—	—
Toronto-Dominion Bank	2/2/2026	USD	25	CAD	34	—	—
JPMorgan Chase Bank, N.A.	3/18/2026	JPY	22,175	CHF	110	—	—
JPMorgan Chase Bank, N.A.	3/18/2026	JPY	21,975	CHF	110	—	—
JPMorgan Chase Bank, N.A.	3/18/2026	NOK	2,098	CHF	166	2	—
JPMorgan Chase Bank, N.A.	3/18/2026	SEK	1,281	CHF	111	—	—
JPMorgan Chase Bank, N.A.	3/18/2026	NOK	697	CHF	56	—	—
JPMorgan Chase Bank, N.A.	3/18/2026	SEK	634	CHF	55	—	—
Toronto-Dominion Bank	3/18/2026	USD	539	CHF	428	—	(18)
JPMorgan Chase Bank, N.A.	3/18/2026	AUD	309	CHF	164	2	—
JPMorgan Chase Bank, N.A.	3/18/2026	CAD	288	CHF	165	—	(2)
JPMorgan Chase Bank, N.A.	3/18/2026	NZD	239	CHF	110	—	—
JPMorgan Chase Bank, N.A.	3/18/2026	USD	208	CHF	164	—	(4)
JPMorgan Chase Bank, N.A.	3/18/2026	GBP	154	CHF	164	—	(2)
JPMorgan Chase Bank, N.A.	3/18/2026	NZD	120	CHF	56	—	—
JPMorgan Chase Bank, N.A.	3/18/2026	EUR	118	CHF	108	—	—
JPMorgan Chase Bank, N.A.	3/18/2026	AUD	103	CHF	56	—	—
JPMorgan Chase Bank, N.A.	3/18/2026	GBP	102	CHF	106	—	—
JPMorgan Chase Bank, N.A.	3/18/2026	CAD	95	CHF	53	1	—
JPMorgan Chase Bank, N.A.	3/18/2026	USD	70	CHF	54	—	—
State Street Bank & Trust Co.	3/18/2026	EUR	60	CHF	56	—	(1)
State Street Bank & Trust Co.	2/3/2026	USD	1	CHF	1	—	—
State Street Bank & Trust Co.	3/3/2026	USD	1	CHF	1	—	—
State Street Bank & Trust Co.	3/3/2026	USD	286,645	EUR	240,188	1,586	—
Standard Chartered Bank	2/3/2026	USD	275,027	EUR	233,686	—	(1,972)
JPMorgan Chase Bank, N.A.	3/18/2026	JPY	11,059	EUR	60	1	—
JPMorgan Chase Bank, N.A.	2/3/2026	USD	8,336	EUR	7,150	—	(140)
State Street Bank & Trust Co.	2/3/2026	USD	3,547	EUR	3,057	—	(77)
Royal Bank of Canada	3/18/2026	USD	3,310	EUR	2,813	—	(31)
HSBC Bank plc	2/3/2026	USD	2,772	EUR	2,369	—	(36)
JPMorgan Chase Bank, N.A.	3/18/2026	NOK	2,753	EUR	236	5	—
JPMorgan Chase Bank, N.A.	3/18/2026	SEK	2,539	EUR	238	3	—
JPMorgan Chase Bank, N.A.	3/3/2026	USD	1,800	EUR	1,513	4	—
State Street Bank & Trust Co.	2/3/2026	USD	1,763	EUR	1,484	4	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Toronto-Dominion Bank	3/18/2026	GBP	1,668	EUR	1,900	25	—
JPMorgan Chase Bank, N.A.	3/18/2026	SEK	1,239	EUR	117	—	—
Toronto-Dominion Bank	2/3/2026	USD	771	EUR	661	—	(12)
State Street Bank & Trust Co.	3/18/2026	NOK	695	EUR	60	1	—
Royal Bank of Canada	3/3/2026	USD	674	EUR	563	6	—
JPMorgan Chase Bank, N.A.	3/18/2026	AUD	411	EUR	238	4	—
JPMorgan Chase Bank, N.A.	3/18/2026	NZD	237	EUR	119	1	—
UBS AG	2/3/2026	USD	215	EUR	183	—	(2)
JPMorgan Chase Bank, N.A.	3/18/2026	USD	209	EUR	178	—	(2)
JPMorgan Chase Bank, N.A.	3/18/2026	CAD	193	EUR	119	2	—
JPMorgan Chase Bank, N.A.	3/18/2026	USD	140	EUR	118	1	—
State Street Bank & Trust Co.	3/18/2026	NZD	119	EUR	60	1	—
JPMorgan Chase Bank, N.A.	3/18/2026	NZD	115	EUR	59	—	—
JPMorgan Chase Bank, N.A.	3/18/2026	CHF	110	EUR	119	1	—
JPMorgan Chase Bank, N.A.	3/18/2026	AUD	99	EUR	59	—	—
State Street Bank & Trust Co.	3/18/2026	CHF	54	EUR	59	—	—
JPMorgan Chase Bank, N.A.	3/18/2026	GBP	51	EUR	59	—	—
State Street Bank & Trust Co.	2/3/2026	USD	58,553	GBP	43,468	—	(926)
State Street Bank & Trust Co.	3/3/2026	USD	56,072	GBP	40,751	311	—
JPMorgan Chase Bank, N.A.	3/18/2026	JPY	32,997	GBP	156	2	—
JPMorgan Chase Bank, N.A.	3/18/2026	JPY	10,867	GBP	52	—	—
JPMorgan Chase Bank, N.A.	3/18/2026	NOK	2,055	GBP	155	2	—
JPMorgan Chase Bank, N.A.	3/18/2026	SEK	1,268	GBP	103	1	—
State Street Bank & Trust Co.	3/18/2026	SEK	1,235	GBP	102	—	—
Standard Chartered Bank	2/3/2026	USD	1,125	GBP	838	—	(22)
HSBC Bank plc	2/3/2026	USD	987	GBP	733	—	(16)
State Street Bank & Trust Co.	3/18/2026	USD	811	GBP	603	—	(14)
State Street Bank & Trust Co.	3/18/2026	NOK	695	GBP	51	2	—
Bank of America, N.A.	2/3/2026	USD	678	GBP	503	—	(11)
JPMorgan Chase Bank, N.A.	3/18/2026	SEK	626	GBP	52	—	—
JPMorgan Chase Bank, N.A.	3/18/2026	NZD	357	GBP	156	3	—
JPMorgan Chase Bank, N.A.	3/18/2026	AUD	308	GBP	154	2	—
JPMorgan Chase Bank, N.A.	3/18/2026	CHF	164	GBP	154	2	—
JPMorgan Chase Bank, N.A.	3/18/2026	USD	140	GBP	103	—	(2)
JPMorgan Chase Bank, N.A.	3/18/2026	USD	140	GBP	102	1	—
JPMorgan Chase Bank, N.A.	3/18/2026	NZD	115	GBP	51	—	—
State Street Bank & Trust Co.	3/18/2026	AUD	103	GBP	52	—	—
JPMorgan Chase Bank, N.A.	3/18/2026	AUD	99	GBP	51	—	—
JPMorgan Chase Bank, N.A.	3/18/2026	CAD	96	GBP	51	—	—
JPMorgan Chase Bank, N.A.	3/18/2026	CAD	95	GBP	51	—	—
JPMorgan Chase Bank, N.A.	3/18/2026	EUR	59	GBP	51	—	—
JPMorgan Chase Bank, N.A.	3/18/2026	CHF	53	GBP	51	—	—
JPMorgan Chase Bank, N.A.	3/18/2026	NOK	4,152	JPY	65,319	8	—
JPMorgan Chase Bank, N.A.	3/18/2026	USD	2,372	JPY	368,476	—	(18)
JPMorgan Chase Bank, N.A.	3/18/2026	SEK	1,903	JPY	32,751	2	—
JPMorgan Chase Bank, N.A.	2/3/2026	USD	1,357	JPY	212,020	—	(14)
JPMorgan Chase Bank, N.A.	3/18/2026	SEK	1,259	JPY	21,887	—	—
Standard Chartered Bank	3/3/2026	USD	973	JPY	149,429	5	—
JPMorgan Chase Bank, N.A.	3/18/2026	AUD	412	JPY	43,587	4	—
State Street Bank & Trust Co.	3/18/2026	NZD	239	JPY	21,920	2	—
HSBC Bank plc	3/3/2026	USD	225	JPY	34,705	—	—
JPMorgan Chase Bank, N.A.	3/18/2026	USD	210	JPY	32,167	1	—
JPMorgan Chase Bank, N.A.	3/18/2026	CHF	166	JPY	33,170	2	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	3/18/2026	GBP	156	JPY	32,910	—	(1)
State Street Bank & Trust Co.	3/18/2026	NZD	120	JPY	11,164	—	—
JPMorgan Chase Bank, N.A.	3/18/2026	NZD	116	JPY	10,766	—	—
State Street Bank & Trust Co.	3/18/2026	AUD	104	JPY	11,071	—	—
JPMorgan Chase Bank, N.A.	3/18/2026	AUD	100	JPY	10,749	—	—
JPMorgan Chase Bank, N.A.	3/18/2026	CAD	97	JPY	11,029	—	—
JPMorgan Chase Bank, N.A.	3/18/2026	EUR	60	JPY	10,928	—	—
JPMorgan Chase Bank, N.A.	3/18/2026	CHF	54	JPY	10,802	—	—
JPMorgan Chase Bank, N.A.	3/18/2026	GBP	52	JPY	10,922	—	—
HSBC Bank plc	2/3/2026	USD	25	JPY	3,965	—	(1)
State Street Bank & Trust Co.	2/4/2026	USD	47	MXN	821	—	—
JPMorgan Chase Bank, N.A.	3/18/2026	JPY	75,906	NOK	4,820	—	(8)
JPMorgan Chase Bank, N.A.	3/18/2026	SEK	620	NOK	672	—	—
JPMorgan Chase Bank, N.A.	3/18/2026	SEK	618	NOK	673	—	—
JPMorgan Chase Bank, N.A.	3/18/2026	CAD	478	NOK	3,450	—	(6)
JPMorgan Chase Bank, N.A.	3/18/2026	EUR	354	NOK	4,133	—	(8)
JPMorgan Chase Bank, N.A.	3/18/2026	USD	279	NOK	2,771	—	(8)
JPMorgan Chase Bank, N.A.	3/18/2026	CHF	276	NOK	3,472	—	(3)
JPMorgan Chase Bank, N.A.	3/18/2026	NZD	243	NOK	1,406	—	—
JPMorgan Chase Bank, N.A.	3/18/2026	AUD	207	NOK	1,402	—	(2)
JPMorgan Chase Bank, N.A.	3/18/2026	GBP	206	NOK	2,758	—	(4)
JPMorgan Chase Bank, N.A.	3/18/2026	USD	140	NOK	1,341	1	—
JPMorgan Chase Bank, N.A.	3/18/2026	NZD	120	NOK	696	—	—
JPMorgan Chase Bank, N.A.	3/18/2026	CAD	95	NOK	675	—	—
JPMorgan Chase Bank, N.A.	3/18/2026	GBP	51	NOK	668	—	—
JPMorgan Chase Bank, N.A.	3/18/2026	JPY	43,663	NZD	475	—	(2)
JPMorgan Chase Bank, N.A.	3/18/2026	SEK	1,892	NZD	356	—	(1)
JPMorgan Chase Bank, N.A.	3/18/2026	NOK	1,394	NZD	241	—	—
State Street Bank & Trust Co.	3/18/2026	NOK	710	NZD	122	—	—
JPMorgan Chase Bank, N.A.	3/18/2026	SEK	621	NZD	116	—	—
JPMorgan Chase Bank, N.A.	3/18/2026	EUR	238	NZD	475	—	(4)
JPMorgan Chase Bank, N.A.	3/18/2026	CHF	220	NZD	475	—	(1)
JPMorgan Chase Bank, N.A.	3/18/2026	USD	211	NZD	360	—	(5)
JPMorgan Chase Bank, N.A.	3/18/2026	GBP	207	NZD	473	—	(2)
JPMorgan Chase Bank, N.A.	3/18/2026	CAD	193	NZD	239	—	(2)
JPMorgan Chase Bank, N.A.	3/18/2026	USD	140	NZD	231	1	—
JPMorgan Chase Bank, N.A.	3/18/2026	AUD	103	NZD	119	—	—
JPMorgan Chase Bank, N.A.	3/18/2026	CAD	96	NZD	117	—	—
JPMorgan Chase Bank, N.A.	3/18/2026	JPY	43,532	SEK	2,532	—	(3)
JPMorgan Chase Bank, N.A.	3/18/2026	JPY	11,060	SEK	630	1	—
JPMorgan Chase Bank, N.A.	3/18/2026	NOK	673	SEK	621	—	—
JPMorgan Chase Bank, N.A.	3/18/2026	CAD	481	SEK	3,187	—	(5)
JPMorgan Chase Bank, N.A.	3/18/2026	EUR	355	SEK	3,792	—	(4)
JPMorgan Chase Bank, N.A.	3/18/2026	USD	348	SEK	3,160	—	(8)
HSBC Bank plc	3/18/2026	GBP	285	SEK	3,523	—	(6)
JPMorgan Chase Bank, N.A.	3/18/2026	NZD	240	SEK	1,272	2	—
JPMorgan Chase Bank, N.A.	3/18/2026	AUD	207	SEK	1,281	—	—
JPMorgan Chase Bank, N.A.	3/18/2026	GBP	205	SEK	2,511	—	(1)
JPMorgan Chase Bank, N.A.	3/18/2026	CAD	191	SEK	1,242	1	—
JPMorgan Chase Bank, N.A.	3/18/2026	CHF	167	SEK	1,922	—	—
JPMorgan Chase Bank, N.A.	3/18/2026	USD	140	SEK	1,230	2	—
JPMorgan Chase Bank, N.A.	3/18/2026	NZD	116	SEK	622	—	—
JPMorgan Chase Bank, N.A.	3/18/2026	CHF	55	SEK	637	—	(1)

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	3/18/2026	GBP	52	SEK	628	—	—
JPMorgan Chase Bank, N.A.	3/3/2026	USD	12	SEK	103	—	—
JPMorgan Chase Bank, N.A.	2/3/2026	USD	11	SEK	103	—	—
						2,922	(8,951)

AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
NOK—Norwegian krone.
NZD—New Zealand dollar.
SEK—Swedish krona.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S45-V1	12/20/2030	USD	98,210	1.000	2,320	253
iTraxx Europe Crossover-S44-V1	12/20/2030	EUR	3,300	5.000	443	20
iTraxx Europe-S44-V1	12/20/2030	EUR	47,500	1.000	1,323	74
Republic of Turkiye	12/20/2030	USD	4,206	1.000	(209)	68
						415
1 Periodic premium received/(paid) quarterly.
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)[1]	Periodic Premium Received (Paid)[2] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
Stellantis NV/Baa2	12/20/2030	JPMC	800	5.000	158	139	19	—

Credit Protection Purchased
Telefonica Europe BV	12/20/2030	MSCS	4,300	(1.000)	(90)	(80)	—	(10)
Unibail-Rodamco-Westfield SE	6/20/2028	BARC	600	(1.000)	(12)	22	—	(34)
Unibail-Rodamco-Westfield SE	6/20/2028	JPMC	600	(1.000)	(12)	15	—	(27)
					(114)	(43)	—	(71)
					44	96	19	(71)
1 Notional amount denominated in euro.
2 Periodic premium received/(paid) quarterly.
BARC—Barclays Bank plc.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At January 31, 2026, the counterparties had deposited in segregated accounts securities with a value of $71 in connection with open forward currency contracts and over-the-counter swap contracts.

Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
12/22/2026	N/A	11,000[1]	3.432[2]	(3.680)[3]	(11)	(11)
6/16/2027	N/A	1,274,860[4]	0.727[5]	(0.906)[2]	—	—
12/22/2027	N/A	5,750[1]	3.680[3]	(3.278)[2]	13	13
6/20/2029	6/17/2026[6]	9,300[7]	2.542[8]	(0.000)[9]	(25)	(31)
6/18/2031	6/17/2026[6]	3,813[10]	2.274[2]	(0.000)[11]	(9)	(8)
6/18/2031	6/17/2026[6]	338[10]	2.317[2]	(0.000)[11]	—	—
6/18/2036	6/17/2026[6]	2,000[10]	2.643[2]	(0.000)[11]	(8)	(7)
					(40)	(44)
1 Notional amount denominated in U.S. dollar.
2 Interest payment received/(paid) annually.
3 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/(paid) annually.
4 Notional amount denominated in Japanese yen.
5 Based on Tokyo Overnight Average Rate (TONAR) as of the most recent reset date. Interest payment received/(paid) annually.
6 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
7 Notional amount denominated in Canadian dollar.
8 Interest payment received/(paid) semi-annually.
9 Based on Canadian Overnight Repo Rate Average (CORRA) as of the most recent reset date. Interest payment received/(paid) semi-annually.
10 Notional amount denominated in euro.
11 Based on Euro Short Term Rate (ESTR) as of the most recent reset date. Interest payment received/(paid) annually.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, fixed income benchmark curves, foreign exchange rates, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies depending on whether the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
D.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
F.  Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
G.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of January 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	19,275	—	19,275
Asset-Backed/Commercial Mortgage-Backed Securities	—	147	—	147
Corporate Bonds	—	684,904	—	684,904
Floating Rate Loan Interests	—	61	—	61
Sovereign Bonds	—	223,429	—	223,429
Taxable Municipal Bonds	—	822	—	822
Temporary Cash Investments	25,614	—	—	25,614
Total	25,614	928,638	—	954,252

Derivative Financial Instruments
Assets
Futures Contracts[1]	304	—	—	304
Forward Currency Contracts	—	2,922	—	2,922
Swap Contracts[1]	—	447	—	447
Total	304	3,369	—	3,673
Liabilities
Futures Contracts[1]	(355)	—	—	(355)
Forward Currency Contracts	—	(8,951)	—	(8,951)
Swap Contracts[1]	—	(128)	—	(128)
Total	(355)	(9,079)	—	(9,434)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.